UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1:	Schedule of Investments

Vanguard Tax-Managed Growth & Income Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.9%)
Consumer Discretionary (8.7%)
	McDonald's Corp.	259,575	14,165
	Home Depot, Inc.	395,252	9,312
	Comcast Corp. Class A	637,710	8,698
	The Walt Disney Co.	432,812	7,860
	Lowe's Cos., Inc.	341,688	6,236
	Target Corp.	175,436	6,033
*	Amazon.com, Inc.	74,921	5,502
	Time Warner Inc.	278,857	5,382
	NIKE, Inc. Class B	90,272	4,233
	News Corp., Class A	536,244	3,550
	Staples, Inc.	166,340	3,012
*	Kohl's Corp.	70,971	3,004
	Best Buy Co., Inc.	79,018	3,000
	Yum! Brands, Inc.	107,160	2,945
*	DIRECTV Group, Inc.	123,300	2,810
	TJX Cos., Inc.	97,068	2,489
*	Viacom Inc. Class B	141,253	2,455
	Carnival Corp.	102,267	2,209
*	Time Warner Cable Inc.	82,231	2,039
*	Apollo Group, Inc. Class A	24,885	1,949
*	Starbucks Corp.	171,241	1,903
	Omnicom Group Inc.	72,722	1,702
	The McGraw-Hill Cos., Inc.	73,579	1,683
	Johnson Controls, Inc.	139,027	1,668
*	Bed Bath & Beyond, Inc.	60,714	1,503
*	Ford Motor Co.	559,237	1,471
	H & R Block, Inc.	79,298	1,442
*	AutoZone Inc.	8,782	1,428
	The Gap, Inc.	109,110	1,417
*	Coach, Inc.	74,609	1,246
	Sherwin-Williams Co.	22,934	1,192
	VF Corp.	20,602	1,177
	Marriott International, Inc. Class A	68,576	1,122
	Genuine Parts Co.	37,318	1,114
*	O'Reilly Automotive, Inc.	31,448	1,101
	Darden Restaurants Inc.	31,911	1,093
	Family Dollar Stores, Inc.	32,676	1,090
*	GameStop Corp. Class A	38,341	1,074
	J.C. Penney Co., Inc. (Holding Co.)	51,975	1,043
	Mattel, Inc.	83,916	968
	Macy's Inc.	98,379	876
	Fortune Brands, Inc.	35,020	860
	Harley-Davidson, Inc.	54,427	729
	Hasbro, Inc.	29,005	727
	International Game Technology	68,978	636
	D. R. Horton, Inc.	64,215	623
	Nordstrom, Inc.	37,036	620
	Tiffany & Co.	28,683	618
	CBS Corp.	157,228	604

*	Sears Holdings Corp.	12,688	580
	Polo Ralph Lauren Corp.	13,135	555
	Limited Brands, Inc.	63,268	550
	Pulte Homes, Inc.	49,824	545
	Starwood Hotels & Resorts Worldwide, Inc.	42,808	544
	The Stanley Works	18,566	541
	Whirlpool Corp.	17,292	512
	Washington Post Co. Class B	1,418	506
	Abercrombie & Fitch Co.	20,208	481
	Scripps Networks Interactive	21,161	476
	Leggett & Platt, Inc.	36,481	474
*	Interpublic Group of Cos., Inc.	111,089	458
*	Expedia, Inc.	49,526	450
	Black & Decker Corp.	13,986	441
	Comcast Corp. Special Class A	33,914	436
	Newell Rubbermaid, Inc.	64,809	413
*	Big Lots Inc.	19,352	402
*	The Goodyear Tire & Rubber Co.	56,443	353
*	AutoNation, Inc.	25,449	353
	Snap-On Inc.	13,367	336
*	Wynn Resorts Ltd.	15,553	311
	General Motors Corp.	142,316	276
	RadioShack Corp.	29,156	250
	Lennar Corp. Class A	33,169	249
	Eastman Kodak Co.	62,216	236
	KB Home	17,922	236
	Centex Corp.	28,906	217
	Harman International Industries, Inc.	13,881	188
	Wyndham Worldwide Corp.	40,996	172
	Meredith Corp.	8,325	139
	New York Times Co. Class A	27,902	126
	Gannett Co., Inc.	54,625	120
*	Office Depot, Inc.	67,897	89
	CBS Corp. Class A	1,900	7
*	Viacom Inc. Class A	82	2
			141,637
Consumer Staples (12.8%)
	The Procter & Gamble Co.	683,328	32,178
	Wal-Mart Stores, Inc.	521,339	27,162
	The Coca-Cola Co.	464,117	20,398
	PepsiCo, Inc.	362,834	18,679
	Philip Morris International Inc.	467,175	16,622
	CVS Caremark Corp.	339,339	9,328
	Altria Group, Inc.	481,781	7,718
	Kraft Foods Inc.	342,593	7,636
	Colgate-Palmolive Co.	116,848	6,892
	Walgreen Co.	229,994	5,971
	Costco Wholesale Corp.	101,002	4,678
	Kimberly-Clark Corp.	96,402	4,445
	Archer-Daniels-Midland Co.	149,614	4,156
	General Mills, Inc.	76,355	3,809
	The Kroger Co.	152,047	3,226
	Sysco Corp.	137,355	3,132
	H.J. Heinz Co.	73,523	2,431

	Lorillard, Inc.	39,106	2,414
	Kellogg Co.	58,673	2,149
	Safeway, Inc.	100,275	2,025
	Avon Products, Inc.	99,721	1,918
	ConAgra Foods, Inc.	104,657	1,766
	The Clorox Co.	32,458	1,671
	Reynolds American Inc.	39,500	1,416
	The Hershey Co.	38,735	1,346
	Sara Lee Corp.	162,058	1,309
	Campbell Soup Co.	47,722	1,306
	Molson Coors Brewing Co. Class B	34,850	1,195
	J.M. Smucker Co.	27,658	1,031
*	Dr. Pepper Snapple Group, Inc.	59,314	1,003
	Coca-Cola Enterprises, Inc.	74,160	978
	McCormick & Co., Inc.	30,343	897
	Brown-Forman Corp. Class B	22,930	890
	SUPERVALU Inc.	49,546	708
	The Pepsi Bottling Group, Inc.	31,486	697
	The Estee Lauder Cos. Inc. Class A	26,937	664
	Tyson Foods, Inc.	70,651	663
*	Dean Foods Co.	35,900	649
	Whole Foods Market, Inc.	32,756	550
*	Constellation Brands, Inc. Class A	45,295	539
	Hormel Foods Corp.	16,500	523
			206,768
Energy (13.0%)
	ExxonMobil Corp.	1,152,211	78,466
	Chevron Corp.	467,368	31,426
	ConocoPhillips Co.	345,092	13,514
	Schlumberger Ltd.	278,782	11,324
	Occidental Petroleum Corp.	188,880	10,511
	Apache Corp.	77,970	4,997
	Devon Energy Corp.	103,406	4,621
	Marathon Oil Corp.	164,878	4,335
	Anadarko Petroleum Corp.	107,186	4,168
	XTO Energy, Inc.	135,138	4,138
	Hess Corp.	66,151	3,585
	Halliburton Co.	209,128	3,235
	EOG Resources, Inc.	58,161	3,185
*	National Oilwell Varco Inc.	97,293	2,793
*	Southwestern Energy Co.	80,300	2,384
	Chesapeake Energy Corp.	130,991	2,235
	Noble Energy, Inc.	40,255	2,169
	Valero Energy Corp.	120,760	2,162
	Spectra Energy Corp.	149,936	2,120
	Baker Hughes Inc.	72,010	2,056
	Murphy Oil Corp.	44,556	1,995
	Peabody Energy Corp.	62,380	1,562
	Williams Cos., Inc.	135,435	1,541
	Range Resources Corp.	36,336	1,496
*	Cameron International Corp.	50,500	1,107
	Smith International, Inc.	51,186	1,099
	CONSOL Energy, Inc.	42,019	1,061
	Diamond Offshore Drilling, Inc.	16,251	1,022

	El Paso Corp.	162,720	1,017
	ENSCO International, Inc.	33,200	876
	Sunoco, Inc.	27,288	723
	BJ Services Co.	68,260	679
*	Nabors Industries, Inc.	65,702	656
	Cabot Oil & Gas Corp.	24,089	568
	Pioneer Natural Resources Co.	27,070	446
	Tesoro Corp.	32,334	436
	Rowan Cos., Inc.	26,286	315
	Noble Corp.	10,605	255
	Massey Energy Co.	20,484	207
*	Denbury Resources, Inc.	4,623	69
			210,554
Financials (10.7%)
	JPMorgan Chase & Co.	876,230	23,290
	Wells Fargo & Co.	988,140	14,071
	The Goldman Sachs Group, Inc.	107,656	11,414
	Bank of America Corp.	1,492,608	10,180
	Bank of New York Mellon Corp.	267,847	7,567
	U.S. Bancorp	409,176	5,978
	Morgan Stanley	250,514	5,704
	The Travelers Cos., Inc.	136,346	5,541
	MetLife, Inc.	190,718	4,343
	CME Group, Inc.	15,461	3,809
	American Express Co.	272,994	3,721
	The Chubb Corp.	82,117	3,475
	Charles Schwab Corp.	219,014	3,395
	Northern Trust Corp.	52,048	3,114
	State Street Corp.	100,660	3,098
	PNC Financial Services Group	99,757	2,922
	Aon Corp.	63,699	2,600
	Marsh & McLennan Cos., Inc.	120,350	2,437
	The Allstate Corp.	124,982	2,393
	BB&T Corp.	130,348	2,206
	Progressive Corp. of Ohio	158,093	2,125
	AFLAC Inc.	109,049	2,111
	Simon Property Group, Inc. REIT	58,669	2,032
	Franklin Resources Corp.	35,326	1,903
	Prudential Financial, Inc.	98,741	1,878
	Loews Corp.	84,183	1,860
	Citigroup Inc.	701,198	1,774
	T. Rowe Price Group Inc.	59,680	1,722
	Public Storage, Inc. REIT	29,253	1,616
	People's United Financial Inc.	81,412	1,463
	Hudson City Bancorp, Inc.	122,000	1,426
*	IntercontinentalExchange Inc.	16,934	1,261
	Invesco, Ltd.	88,186	1,222
	Equity Residential REIT	63,655	1,168
	Capital One Financial Corp.	91,686	1,122
	Plum Creek Timber Co. Inc. REIT	38,435	1,117
	Vornado Realty Trust REIT	32,774	1,089
	NYSE Euronext	60,297	1,079
	HCP, Inc. REIT	59,146	1,056
	Ameriprise Financial, Inc.	50,642	1,038

	Moody's Corp.	44,360	1,017
	Boston Properties, Inc. REIT	28,203	988
	SunTrust Banks, Inc.	82,899	973
	Unum Group	77,520	969
	KeyCorp	115,822	912
	Avalonbay Communities, Inc. REIT	18,503	871
	Cincinnati Financial Corp.	37,995	869
	M & T Bank Corp.	18,020	815
	Health Care Inc. REIT	25,772	788
	Ventas, Inc. REIT	33,408	755
	Discover Financial Services	112,288	709
	Regions Financial Corp.	161,913	690
	Comerica, Inc.	35,213	645
	American International Group, Inc.	630,000	630
*	Nasdaq Stock Market Inc.	31,835	623
*	Leucadia National Corp.	41,394	616
	Assurant, Inc.	27,509	599
	The Hartford Financial Services Group Inc.	75,524	593
*	SLM Corp.	109,404	542
	First Horizon National Corp.	49,295	529
	Legg Mason Inc.	33,167	527
	Torchmark Corp.	19,846	521
	The Principal Financial Group, Inc.	60,718	497
	Host Hotels & Resorts Inc. REIT	123,548	484
	Federated Investors, Inc.	20,895	465
	XL Capital Ltd. Class A	78,420	428
	Kimco Realty Corp. REIT	54,023	412
	ProLogis REIT	62,118	404
	Lincoln National Corp.	59,825	400
	Fifth Third Bancorp	134,539	393
	Marshall & Ilsley Corp.	62,508	352
	Zions Bancorp	26,833	264
	CIT Group Inc.	89,782	256
	Janus Capital Group Inc.	37,489	249
*	CB Richard Ellis Group, Inc.	54,621	220
	Genworth Financial Inc.	100,226	190
*	MBIA, Inc.	40,085	184
*	E*TRADE Financial Corp.	135,249	173
	Apartment Investment & Management Co. Class A REIT	28,392	156
	Huntington Bancshares Inc.	87,628	146
	Developers Diversified Realty Corp. REIT	489	1
			173,175
Health Care (15.3%)
	Johnson & Johnson	644,887	33,921
	Pfizer Inc.	1,572,767	21,421
	Abbott Laboratories	360,257	17,184
	Wyeth	310,417	13,360
	Merck & Co., Inc.	491,427	13,146
*	Amgen Inc.	241,093	11,939
	Bristol-Myers Squibb Co.	461,499	10,116
*	Gilead Sciences, Inc.	212,360	9,837
	Schering-Plough Corp.	379,179	8,930
	Eli Lilly & Co.	235,747	7,876
	Medtronic, Inc.	260,674	7,682

	Baxter International, Inc.	143,108	7,330
	UnitedHealth Group Inc.	283,421	5,932
*	Celgene Corp.	107,079	4,754
*	Medco Health Solutions, Inc.	114,402	4,729
*	WellPoint Inc.	116,188	4,412
	Covidien Ltd.	117,491	3,905
	Becton, Dickinson & Co.	55,852	3,756
*	Genzyme Corp.	63,220	3,755
*	Biogen Idec Inc.	69,308	3,633
*	Thermo Fisher Scientific, Inc.	97,494	3,478
	Allergan, Inc.	71,698	3,424
*	St. Jude Medical, Inc.	80,705	2,932
*	Boston Scientific Corp.	350,234	2,784
*	Express Scripts Inc.	57,888	2,673
	Cardinal Health, Inc.	84,159	2,649
	Aetna Inc.	105,648	2,570
	McKesson Corp.	63,805	2,236
*	Zimmer Holdings, Inc.	51,928	1,895
	Stryker Corp.	55,398	1,886
	C.R. Bard, Inc.	23,214	1,851
	Quest Diagnostics, Inc.	35,854	1,702
*	Forest Laboratories, Inc.	70,517	1,549
*	Laboratory Corp. of America Holdings	25,200	1,474
*	Life Technologies Corp.	40,379	1,312
	AmerisourceBergen Corp.	35,672	1,165
*	Hospira, Inc.	37,294	1,151
	CIGNA Corp.	63,110	1,110
*	Cephalon, Inc.	15,972	1,088
*	DaVita, Inc.	24,291	1,068
*	Humana Inc.	39,459	1,029
*	Mylan Inc.	71,319	956
	DENTSPLY International Inc.	34,853	936
*	Varian Medical Systems, Inc.	29,049	884
*	Intuitive Surgical, Inc.	9,059	864
*	Waters Corp.	22,558	834
*	Watson Pharmaceuticals, Inc.	24,477	761
*	Millipore Corp.	12,874	739
	IMS Health, Inc.	42,504	530
*	Coventry Health Care Inc.	34,880	451
*	Patterson Companies, Inc.	21,540	406
*	King Pharmaceuticals, Inc.	57,432	406
	PerkinElmer, Inc.	27,637	353
*	Tenet Healthcare Corp.	96,817	112
			246,876
Industrials (9.7%)
	General Electric Co.	2,462,373	24,895
	United Parcel Service, Inc.	232,057	11,422
	United Technologies Corp.	219,629	9,440
	3M Co.	161,763	8,043
	The Boeing Co.	169,223	6,021
	Lockheed Martin Corp.	77,414	5,344
	Emerson Electric Co.	175,960	5,029
	Union Pacific Corp.	117,320	4,823
	Honeywell International Inc.	171,414	4,776
	Caterpillar, Inc.	140,183	3,920

	Burlington Northern Santa Fe Corp.	64,864	3,902
	General Dynamics Corp.	89,992	3,743
	Raytheon Co.	90,955	3,542
	Northrop Grumman Corp.	76,454	3,336
	Deere & Co.	98,500	3,238
	FedEx Corp.	72,497	3,225
	Danaher Corp.	59,426	3,222
	Waste Management, Inc.	114,830	2,940
	Norfolk Southern Corp.	85,424	2,883
	Illinois Tool Works, Inc.	89,539	2,762
	CSX Corp.	93,046	2,405
	PACCAR, Inc.	84,499	2,177
	Precision Castparts Corp.	32,583	1,952
	L-3 Communications Holdings, Inc.	27,577	1,870
	C.H. Robinson Worldwide Inc.	39,622	1,807
	ITT Industries, Inc.	42,502	1,635
	Fluor Corp.	42,408	1,465
	Eaton Corp.	38,559	1,421
	Expeditors International of Washington, Inc.	49,620	1,404
	Republic Services, Inc. Class A	75,136	1,289
	Parker Hannifin Corp.	37,420	1,272
	Rockwell Collins, Inc.	36,992	1,207
	Cummins Inc.	47,084	1,198
	Dover Corp.	43,506	1,148
	Pitney Bowes, Inc.	48,201	1,125
*	Jacobs Engineering Group Inc.	28,685	1,109
	Southwest Airlines Co.	173,186	1,096
	Goodrich Corp.	28,748	1,089
	W.W. Grainger, Inc.	14,783	1,037
	Ingersoll-Rand Co.	74,567	1,029
	Cooper Industries, Inc. Class A	39,166	1,013
	Fastenal Co.	30,241	972
	The Dun & Bradstreet Corp.	12,539	966
*	Stericycle, Inc.	19,974	953
*	Iron Mountain, Inc.	41,955	930
	Cintas Corp.	30,602	756
	Flowserve Corp.	13,068	733
	Rockwell Automation, Inc.	33,033	721
	Equifax, Inc.	29,487	721
	Robert Half International, Inc.	35,501	633
	Avery Dennison Corp.	26,487	592
	Masco Corp.	84,219	588
	Pall Corp.	27,595	564
	Ryder System, Inc.	12,904	365
	R.R. Donnelley & Sons Co.	47,708	350
	Textron, Inc.	56,408	324
*	Monster Worldwide Inc.	29,382	239
	The Manitowoc Co., Inc.	31,000	101
*	Raytheon Co. Warrants Exp. 6/16/11	2,287	15
			156,777
Information Technology (18.0%)
	Microsoft Corp.	1,782,766	32,749
	International Business Machines Corp.	312,784	30,306
*	Cisco Systems, Inc.	1,360,992	22,824

*	Apple Inc.	207,589	21,822
	Intel Corp.	1,296,855	19,518
*	Google Inc.	55,873	19,447
	Hewlett-Packard Co.	558,765	17,914
*	Oracle Corp.	894,185	16,158
	QUALCOMM Inc.	384,512	14,961
*	EMC Corp.	469,101	5,348
	Texas Instruments, Inc.	297,652	4,914
	Corning, Inc.	362,583	4,811
*	Yahoo! Inc.	325,000	4,163
	Automatic Data Processing, Inc.	117,703	4,138
*	Dell Inc.	403,512	3,825
	Applied Materials, Inc.	309,955	3,332
*	eBay Inc.	251,200	3,155
*	Symantec Corp.	191,355	2,859
	MasterCard, Inc. Class A	16,863	2,824
*	Adobe Systems, Inc.	122,190	2,614
	Motorola, Inc.	530,809	2,245
	Western Union Co.	165,522	2,081
*	Intuit, Inc.	74,844	2,021
*	Broadcom Corp.	99,145	1,981
	Paychex, Inc.	74,675	1,917
*	Juniper Networks, Inc.	121,689	1,833
	CA, Inc.	92,135	1,622
*	Cognizant Technology Solutions Corp.	68,110	1,416
*	BMC Software, Inc.	42,885	1,415
*	Electronic Arts Inc.	75,055	1,365
*	Fiserv, Inc.	36,291	1,323
	Analog Devices, Inc.	68,117	1,313
*	Computer Sciences Corp.	35,414	1,305
*	Sun Microsystems, Inc.	173,607	1,271
*	Agilent Technologies, Inc.	81,847	1,258
*	NVIDIA Corp.	125,681	1,239
	Xilinx, Inc.	64,086	1,228
	Altera Corp.	68,291	1,199
*	McAfee Inc.	35,700	1,196
	Linear Technology Corp.	51,897	1,193
	Tyco Electronics Ltd.	107,091	1,182
*	NetApp, Inc.	77,218	1,146
	Amphenol Corp.	40,103	1,143
*	Affiliated Computer Services, Inc. Class A	22,800	1,092
*	Citrix Systems, Inc.	41,900	949
	Xerox Corp.	202,635	922
	Microchip Technology, Inc.	42,539	901
	Harris Corp.	31,100	900
*	Autodesk, Inc.	52,733	886
*	MEMC Electronic Materials, Inc.	52,504	866
*	VeriSign, Inc.	44,831	846
	Fidelity National Information Services, Inc.	44,401	808
*	salesforce.com, inc.	24,533	803
	KLA-Tencor Corp.	39,459	789
*	Akamai Technologies, Inc.	39,573	768
*	Micron Technology, Inc.	178,809	726
*	FLIR Systems, Inc.	34,996	717
*	SanDisk Corp.	52,885	669

*	Teradata Corp.	40,279	653
	Total System Services, Inc.	46,044	636
	National Semiconductor Corp.	46,116	474
*	LSI Corp.	150,952	459
	Molex, Inc.	32,122	441
*	Tellabs, Inc.	93,115	426
*	Advanced Micro Devices, Inc.	130,445	398
*	Compuware Corp.	57,976	382
*	Novellus Systems, Inc.	22,548	375
*	Novell, Inc.	80,781	344
*	QLogic Corp.	28,180	313
*	Lexmark International, Inc.	18,108	305
	Jabil Circuit, Inc.	51,120	284
*	Convergys Corp.	28,600	231
*	Teradyne, Inc.	40,200	176
*	Ciena Corp.	21,665	169
*	JDS Uniphase Corp.	50,091	163
			290,445
Materials (3.3%)
	Monsanto Co.	127,719	10,613
	Newmont Mining Corp. (Holding Co.)	114,048	5,105
	Praxair, Inc.	71,584	4,817
	E.I. du Pont de Nemours & Co.	210,431	4,699
	Freeport-McMoRan Copper & Gold, Inc. Class B	95,915	3,655
	Nucor Corp.	73,140	2,792
	Air Products & Chemicals, Inc.	48,862	2,748
	Rohm & Haas Co.	29,157	2,299
	Dow Chemical Co.	216,209	1,823
	Alcoa Inc.	222,496	1,633
	PPG Industries, Inc.	38,404	1,417
	Weyerhaeuser Co.	49,428	1,363
	Ecolab, Inc.	39,160	1,360
	Vulcan Materials Co.	25,760	1,141
	Sigma-Aldrich Corp.	28,620	1,081
	Ball Corp.	21,787	946
	CF Industries Holdings, Inc.	11,289	803
	International Paper Co.	100,063	704
	United States Steel Corp.	27,060	572
*	Owens-Illinois, Inc.	39,045	564
	International Flavors & Fragrances, Inc.	18,234	555
	Sealed Air Corp.	36,892	509
	Allegheny Technologies Inc.	22,500	493
	Bemis Co., Inc.	23,250	488
	MeadWestvaco Corp.	39,899	478
	Eastman Chemical Co.	16,962	455
*	Pactiv Corp.	31,077	453
	AK Steel Holding Corp.	25,800	184
	Titanium Metals Corp.	21,000	115
			53,865
Other (0.1%)
[1]	Miscellaneous Securities		1,203
Telecommunication Services (4.0%)
	AT&T Inc.	1,374,124	34,628

	Verizon Communications Inc.	662,341	20,003
*	American Tower Corp. Class A	92,473	2,814
*	Sprint Nextel Corp.	668,808	2,387
	Embarq Corp.	33,185	1,256
	Qwest Communications International Inc.	342,899	1,173
	Windstream Corp.	102,838	829
	CenturyTel, Inc.	23,353	657
	Frontier Communications Corp.	72,359	519
			64,266
Utilities (4.3%)
	Exelon Corp.	153,483	6,967
	Southern Co.	181,308	5,552
	FPL Group, Inc.	95,295	4,834
	Duke Energy Corp.	298,650	4,277
	Dominion Resources, Inc.	136,028	4,216
	Public Service Enterprise Group, Inc.	117,890	3,474
	PG&E Corp.	85,198	3,256
	Entergy Corp.	44,145	3,006
	FirstEnergy Corp.	71,010	2,741
	Sempra Energy	56,702	2,622
	Consolidated Edison Inc.	63,982	2,534
	PPL Corp.	87,389	2,509
	American Electric Power Co., Inc.	94,598	2,390
	Progress Energy, Inc.	64,190	2,328
	Edison International	75,879	2,186
	Xcel Energy, Inc.	105,874	1,972
	Questar Corp.	40,568	1,194
	Ameren Corp.	49,461	1,147
	Wisconsin Energy Corp.	27,306	1,124
	DTE Energy Co.	38,079	1,055
	Constellation Energy Group, Inc.	46,576	962
	EQT Corp.	30,584	958
	Allegheny Energy, Inc.	39,500	915
*	AES Corp.	155,335	903
	Northeast Utilities	40,459	874
	SCANA Corp.	28,088	868
	CenterPoint Energy Inc.	80,488	839
	Pepco Holdings, Inc.	51,455	642
	NiSource, Inc.	64,143	629
	CMS Energy Corp.	52,881	626
	Pinnacle West Capital Corp.	23,540	625
	TECO Energy, Inc.	49,610	553
	Integrys Energy Group, Inc.	17,753	462
	Nicor Inc.	10,480	348
*	Dynegy, Inc.	117,202	165
			69,753
Total Common Stocks (Cost $1,770,181)			1,615,319

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $1,340)	0.440%	1,340,312	1,340

Total Investments (100.0%) (Cost $1,771,521)				1,616,659
Other Assets and Liabilities-Net (0.0%)				(728)
Net Assets (100%)				1,615,931

*	Non-income-producing security.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2009, the cost of investment securities for tax purposes was $1,771,521,000. Net unrealized depreciation of investment securities for tax purposes was $154,862,000, consisting of unrealized gains of $381,924,000 on securities that had risen in value since their purchase and $536,786,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (9.4%)
	McDonald's Corp.	358,560	19,567
	The Walt Disney Co.	654,136	11,879
	Home Depot, Inc.	480,000	11,309
	Comcast Corp. Class A	755,371	10,303
	Target Corp.	282,500	9,715
	Lowe's Cos., Inc.	498,600	9,099
*	Amazon.com, Inc.	117,400	8,622
	Time Warner Inc.	376,649	7,269
	NIKE, Inc. Class B	127,200	5,964
	Best Buy Co., Inc.	148,250	5,628
	News Corp., Class A	831,630	5,505
	Yum! Brands, Inc.	194,860	5,355
*	DIRECTV Group, Inc.	228,302	5,203
*	Kohl's Corp.	115,300	4,879
*	Apollo Group, Inc. Class A	56,729	4,444
*	Starbucks Corp.	322,352	3,581
*	AutoZone Inc.	20,100	3,269
	The Gap, Inc.	246,487	3,202
*	Liberty Media Corp.	158,124	3,155
*	Viacom Inc. Class B	171,033	2,973
*	Bed Bath & Beyond, Inc.	118,717	2,938
	Darden Restaurants Inc.	83,850	2,873
	Johnson Controls, Inc.	237,600	2,851
	The McGraw-Hill Cos., Inc.	122,900	2,811
*	O'Reilly Automotive, Inc.	79,848	2,795
*	Dollar Tree, Inc.	61,234	2,728
*	Coach, Inc.	160,900	2,687
	Advance Auto Parts, Inc.	62,402	2,563
	Hasbro, Inc.	100,600	2,522
	DeVry, Inc.	50,459	2,431
	Marriott International, Inc. Class A	144,300	2,361
	PetSmart, Inc.	112,600	2,360
*	Time Warner Cable Inc.	94,542	2,345
	Polo Ralph Lauren Corp.	53,400	2,256
	Ross Stores, Inc.	60,296	2,163
*	CarMax, Inc.	148,046	1,842
*	AutoNation, Inc.	130,380	1,810
	BorgWarner, Inc.	88,000	1,786
	John Wiley & Sons Class A	58,700	1,748
	Staples, Inc.	94,495	1,711
*	NVR, Inc.	3,980	1,702
	Brinker International, Inc.	102,750	1,552
*	Career Education Corp.	60,400	1,447
	Scripps Networks Interactive	62,170	1,399
	International Speedway Corp.	59,778	1,319
	D. R. Horton, Inc.	126,366	1,226
	Barnes & Noble, Inc.	57,300	1,225
	International Game Technology	129,600	1,195
	Omnicom Group Inc.	50,600	1,184

*	Toll Brothers, Inc.	64,600	1,173
	Gentex Corp.	116,252	1,158
	Starwood Hotels & Resorts Worldwide, Inc.	88,624	1,126
	Pulte Homes, Inc.	100,800	1,102
	Foot Locker, Inc.	103,900	1,089
*	Liberty Global, Inc. Series C	75,207	1,063
*	Mohawk Industries, Inc.	34,700	1,036
*	Liberty Global, Inc. Class A	67,398	981
	Washington Post Co. Class B	2,720	971
	American Eagle Outfitters, Inc.	75,991	930
	Centex Corp.	120,300	902
	Phillips-Van Heusen Corp.	39,400	894
	Weight Watchers International, Inc.	45,200	838
*	Brink's Home Security Holdings, Inc.	36,800	832
	Harley-Davidson, Inc.	56,800	761
	Cablevision Systems NY Group Class A	54,344	703
	Black & Decker Corp.	20,977	662
*	Discovery Communications Inc. Class C	43,037	630
*	Liberty Media Corp.-Interactive Series A	195,983	568
	Abercrombie & Fitch Co.	23,300	555
*	Lamar Advertising Co. Class A	56,186	548
	WABCO Holdings Inc.	44,400	547
	Nordstrom, Inc.	32,300	541
	Macy's Inc.	56,800	506
	RadioShack Corp.	58,000	497
	CBS Corp.	120,331	462
	Mattel, Inc.	36,032	415
	Lennar Corp. Class A	54,600	410
	Harman International Industries, Inc.	28,000	379
*	Expedia, Inc.	37,225	338
	Comcast Corp. Special Class A	26,219	337
*	Sears Holdings Corp.	7,200	329
	Virgin Media Inc.	62,269	299
	Jones Apparel Group, Inc.	61,800	261
*	Saks Inc.	116,900	219
*	MGM Mirage, Inc.	56,746	132
*	Liberty Media Corp.-Capital Series A	16,431	115
*	Ascent Media Corp.	4,303	108
*	Hanesbrands Inc.	5,575	53
*	Interval Leisure Group, Inc.	9,806	52
*	HSN, Inc.	9,806	50
	Lennar Corp. Class B	8,300	47
*	Wynn Resorts Ltd.	2,000	40
*	Ticketmaster Entertainment Inc.	9,806	36
	E.W. Scripps Co. Class A	20,723	28
	CBS Corp. Class A	6,844	27
*	Viacom Inc. Class A	295	6
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	2,684	—
			225,507
Consumer Staples (12.0%)
	The Procter & Gamble Co.	930,878	43,835
	Wal-Mart Stores, Inc.	696,528	36,289
	The Coca-Cola Co.	690,000	30,325
	PepsiCo, Inc.	512,900	26,404

	Philip Morris International Inc.	555,800	19,775
	CVS Caremark Corp.	495,554	13,623
	Walgreen Co.	307,300	7,978
	Costco Wholesale Corp.	156,100	7,231
	Kraft Foods Inc.	321,031	7,156
	Archer-Daniels-Midland Co.	249,273	6,925
	Altria Group, Inc.	428,851	6,870
	Colgate-Palmolive Co.	115,900	6,836
	The Kroger Co.	263,700	5,596
	The Clorox Co.	69,120	3,558
	Bunge Ltd.	62,800	3,558
	Safeway, Inc.	170,462	3,442
	Campbell Soup Co.	110,900	3,034
	The Hershey Co.	81,300	2,825
	Coca-Cola Enterprises, Inc.	211,600	2,791
*	Dr. Pepper Snapple Group, Inc.	160,100	2,707
	Kimberly-Clark Corp.	55,096	2,540
	Brown-Forman Corp. Class B	64,646	2,510
	The Pepsi Bottling Group, Inc.	112,212	2,484
	Molson Coors Brewing Co. Class B	71,900	2,465
	Church & Dwight, Inc.	47,100	2,460
	Tyson Foods, Inc.	241,663	2,269
	McCormick & Co., Inc.	76,100	2,250
	General Mills, Inc.	44,400	2,215
*	Energizer Holdings, Inc.	44,128	2,193
*	Constellation Brands, Inc. Class A	183,300	2,181
	The Estee Lauder Cos. Inc. Class A	88,200	2,174
*	Hansen Natural Corp.	55,800	2,009
	Hormel Foods Corp.	62,600	1,985
*	Dean Foods Co.	105,200	1,902
	Alberto-Culver Co.	82,614	1,868
	J.M. Smucker Co.	49,024	1,827
	Del Monte Foods Co.	247,600	1,805
	PepsiAmericas, Inc.	100,630	1,736
	Kellogg Co.	44,300	1,623
	Corn Products International, Inc.	72,200	1,531
*	Smithfield Foods, Inc.	141,335	1,337
	Avon Products, Inc.	59,300	1,140
	Whole Foods Market, Inc.	32,840	552
*	NBTY, Inc.	37,300	525
	Sysco Corp.	17,111	390
	Sara Lee Corp.	44,600	360
	ConAgra Foods, Inc.	11,200	189
	Reynolds American Inc.	106	4
			287,282
Energy (12.6%)
	ExxonMobil Corp.	1,534,384	104,492
	Chevron Corp.	605,838	40,736
	ConocoPhillips Co.	434,630	17,020
	Schlumberger Ltd.	312,000	12,673
	Occidental Petroleum Corp.	190,339	10,592
	Apache Corp.	124,162	7,957
	Devon Energy Corp.	158,022	7,062
	Anadarko Petroleum Corp.	179,316	6,974

	XTO Energy, Inc.	205,241	6,284
	Hess Corp.	108,600	5,886
	EOG Resources, Inc.	101,800	5,575
*	National Oilwell Varco Inc.	151,741	4,356
	Noble Energy, Inc.	79,600	4,289
*	Southwestern Energy Co.	134,200	3,984
	Baker Hughes Inc.	124,580	3,557
	Range Resources Corp.	82,500	3,396
	Peabody Energy Corp.	133,900	3,353
	Noble Corp.	137,300	3,308
	Valero Energy Corp.	182,480	3,266
	Williams Cos., Inc.	247,700	2,819
	Diamond Offshore Drilling, Inc.	44,000	2,766
*	Cameron International Corp.	112,000	2,456
	Halliburton Co.	158,200	2,447
	Chesapeake Energy Corp.	143,311	2,445
	ENSCO International, Inc.	92,410	2,440
*	FMC Technologies Inc.	76,250	2,392
	Marathon Oil Corp.	81,100	2,132
	Cabot Oil & Gas Corp.	87,535	2,063
	Helmerich & Payne, Inc.	89,480	2,037
	Smith International, Inc.	91,300	1,961
*	Pride International, Inc.	106,400	1,913
	Pioneer Natural Resources Co.	112,400	1,851
*	Newfield Exploration Co.	80,300	1,823
	Southern Union Co.	105,700	1,609
	BJ Services Co.	147,100	1,464
	Cimarex Energy Co.	79,300	1,457
	St. Mary Land & Exploration Co.	109,500	1,449
*	Plains Exploration & Production Co.	66,760	1,150
*	Mariner Energy Inc.	137,652	1,067
	Arch Coal, Inc.	73,400	981
	Rowan Cos., Inc.	80,600	965
*	Forest Oil Corp.	65,300	859
	CONSOL Energy, Inc.	33,900	856
	W&T Offshore, Inc.	117,985	726
*	Key Energy Services, Inc.	213,495	615
*	Unit Corp.	12,800	268
	Patterson-UTI Energy, Inc.	21,200	190
	Tesoro Corp.	7,100	96
*	Patriot Coal Corp.	24,440	91
*	Superior Energy Services, Inc.	1,048	13
*	Hercules Offshore, Inc.	2,300	4
			300,165
Financials (11.3%)
	JPMorgan Chase & Co.	1,079,621	28,696
	Wells Fargo & Co.	1,069,308	15,227
	The Goldman Sachs Group, Inc.	139,830	14,825
	Bank of America Corp.	1,645,166	11,220
	CME Group, Inc.	26,001	6,406
	Bank of New York Mellon Corp.	223,900	6,325
	Morgan Stanley	264,800	6,030
	Charles Schwab Corp.	377,200	5,847
	U.S. Bancorp	392,700	5,737

	State Street Corp.	161,878	4,983
	American Express Co.	331,300	4,516
	Progressive Corp. of Ohio	320,300	4,305
	The Travelers Cos., Inc.	101,877	4,140
	Franklin Resources Corp.	76,100	4,100
	MetLife, Inc.	175,820	4,003
	AFLAC Inc.	186,400	3,609
	Loews Corp.	160,608	3,549
	Public Storage, Inc. REIT	61,200	3,381
	Prudential Financial, Inc.	166,404	3,165
	People's United Financial Inc.	174,014	3,127
	Hudson City Bancorp, Inc.	264,702	3,094
	Moody's Corp.	130,700	2,996
	Plum Creek Timber Co. Inc. REIT	100,900	2,933
	T. Rowe Price Group Inc.	92,978	2,683
	Unum Group	206,200	2,578
	Ameriprise Financial, Inc.	123,360	2,528
*	Markel Corp.	8,620	2,447
	PNC Financial Services Group	82,831	2,426
*	TD Ameritrade Holding Corp.	173,400	2,395
	HCC Insurance Holdings, Inc.	91,600	2,307
	W.R. Berkley Corp.	102,297	2,307
	Brown & Brown, Inc.	118,600	2,243
	Cullen/Frost Bankers, Inc.	47,600	2,234
	BlackRock, Inc.	16,750	2,178
	Commerce Bancshares, Inc.	57,767	2,097
	Northern Trust Corp.	34,773	2,080
*	Arch Capital Group Ltd.	38,300	2,063
	iStar Financial Inc. REIT	724,723	2,037
	Eaton Vance Corp.	86,202	1,970
	The Allstate Corp.	102,300	1,959
	Capital One Financial Corp.	158,900	1,945
	M & T Bank Corp.	42,600	1,927
	Reinsurance Group of America, Inc.	58,819	1,905
	Boston Properties, Inc. REIT	51,900	1,818
	Discover Financial Services	287,700	1,815
	Avalonbay Communities, Inc. REIT	38,375	1,806
	Torchmark Corp.	68,100	1,786
	First Citizens BancShares Class A	13,442	1,772
	Raymond James Financial, Inc.	89,650	1,766
*	Alleghany Corp.	6,467	1,751
	SEI Investments Co.	143,370	1,751
*	Leucadia National Corp.	117,400	1,748
	Wesco Financial Corp.	6,300	1,739
	Assurant, Inc.	75,300	1,640
	Lazard Ltd. Class A	55,686	1,637
	TFS Financial Corp.	132,654	1,609
	The Hanover Insurance Group Inc.	55,800	1,608
	Jones Lang LaSalle Inc.	69,100	1,607
	Transatlantic Holdings, Inc.	44,114	1,574
*	CB Richard Ellis Group, Inc.	381,824	1,539
*	Affiliated Managers Group, Inc.	36,800	1,535
	First Horizon National Corp.	142,825	1,534
	BOK Financial Corp.	44,171	1,526
	Citigroup Inc.	601,702	1,522

	Federated Investors, Inc.	68,250	1,519
*	The St. Joe Co.	90,600	1,517
	Janus Capital Group Inc.	220,500	1,466
	City National Corp.	42,000	1,418
	AMB Property Corp. REIT	97,504	1,404
	Apartment Investment & Management Co. Class A REIT	244,603	1,340
	The Chubb Corp.	30,900	1,308
	StanCorp Financial Group, Inc.	56,500	1,287
*	SLM Corp.	253,900	1,257
*	AmeriCredit Corp.	201,500	1,181
	Legg Mason Inc.	72,200	1,148
	Developers Diversified Realty Corp. REIT	472,950	1,007
	The Principal Financial Group, Inc.	120,400	985
	American International Group, Inc.	982,131	982
	New York Community Bancorp, Inc.	86,400	965
	Marshall & Ilsley Corp.	169,300	953
	Digital Realty Trust, Inc. REIT	28,440	944
	Host Hotels & Resorts Inc. REIT	238,898	937
	Camden Property Trust REIT	42,400	915
	Douglas Emmett, Inc. REIT	121,273	896
	MGIC Investment Corp.	604,204	858
	Kimco Realty Corp. REIT	112,300	856
	BB&T Corp.	46,300	783
	Aon Corp.	16,400	669
	Bank of Hawaii Corp.	20,100	663
	White Mountains Insurance Group Inc.	3,828	658
	CNA Financial Corp.	69,500	637
	Zions Bancorp	58,100	571
	Fifth Third Bancorp	187,300	547
*	E*TRADE Financial Corp.	408,969	524
	Synovus Financial Corp.	161,056	523
	ProLogis REIT	80,068	520
	American Financial Group, Inc.	32,200	517
	Forest City Enterprise Class A	121,730	438
	BRE Properties Inc. Class A REIT	21,500	422
	SunTrust Banks, Inc.	33,800	397
	The Hartford Financial Services Group Inc.	49,200	386
	Federal Realty Investment Trust REIT	8,200	377
	Simon Property Group, Inc. REIT	10,810	374
	SL Green Realty Corp. REIT	30,400	328
	Genworth Financial Inc.	171,900	327
	KeyCorp	39,369	310
	General Growth Properties Inc. REIT	422,600	300
	Lincoln National Corp.	39,834	267
	Webster Financial Corp.	62,400	265
*	MBIA, Inc.	57,000	261
	Fannie Mae	310,000	217
	Regions Financial Corp.	49,934	213
*	Tree.com, Inc.	45,084	208
	Whitney Holdings Corp.	17,081	196
	Taubman Co. REIT	11,300	193
	Invesco, Ltd.	12,010	167
	Freddie Mac	215,700	164
	CapitalSource Inc. REIT	130,938	160
	BancorpSouth, Inc.	4,000	83

*	Conseco, Inc.	59,288	55
*	MF Global Ltd.	7,600	32
	Wilmington Trust Corp.	3,100	30
	Essex Property Trust, Inc. REIT	300	17
			269,548
Health Care (14.7%)
	Johnson & Johnson	810,598	42,637
	Pfizer Inc.	1,820,760	24,799
	Abbott Laboratories	407,600	19,442
	Wyeth	411,700	17,720
*	Amgen Inc.	346,825	17,175
*	Gilead Sciences, Inc.	312,700	14,484
	Merck & Co., Inc.	537,200	14,370
	Schering-Plough Corp.	555,100	13,073
	Bristol-Myers Squibb Co.	436,534	9,569
*	Medco Health Solutions, Inc.	190,642	7,881
	Medtronic, Inc.	263,600	7,768
	UnitedHealth Group Inc.	367,662	7,695
*	WellPoint Inc.	191,616	7,276
*	Celgene Corp.	155,300	6,895
	Eli Lilly & Co.	201,035	6,717
	Baxter International, Inc.	127,341	6,522
*	Biogen Idec Inc.	119,161	6,246
*	Genzyme Corp.	103,500	6,147
	Allergan, Inc.	125,750	6,006
*	Thermo Fisher Scientific, Inc.	163,993	5,850
	Becton, Dickinson & Co.	80,600	5,420
*	St. Jude Medical, Inc.	139,832	5,080
	Aetna Inc.	197,988	4,817
	Cardinal Health, Inc.	145,512	4,581
*	Express Scripts Inc.	90,862	4,195
	Stryker Corp.	109,200	3,717
	Quest Diagnostics, Inc.	77,700	3,689
*	Forest Laboratories, Inc.	153,100	3,362
*	Laboratory Corp. of America Holdings	57,100	3,340
	Covidien Ltd.	91,750	3,050
*	Zimmer Holdings, Inc.	81,170	2,963
	AmerisourceBergen Corp.	89,600	2,926
*	Hospira, Inc.	91,940	2,837
	DENTSPLY International Inc.	101,600	2,728
*	Henry Schein, Inc.	67,200	2,689
*	Mylan Inc.	193,137	2,590
	McKesson Corp.	73,424	2,573
*	Waters Corp.	69,200	2,557
*	Millipore Corp.	42,900	2,463
*	Watson Pharmaceuticals, Inc.	78,500	2,442
	Beckman Coulter, Inc.	47,600	2,428
	C.R. Bard, Inc.	29,300	2,336
	CIGNA Corp.	129,300	2,274
*	Humana Inc.	79,300	2,068
	Pharmaceutical Product Development, Inc.	84,803	2,011
	IMS Health, Inc.	135,552	1,690
*	Boston Scientific Corp.	207,945	1,653
*	Life Technologies Corp.	50,735	1,648

	Perrigo Co.	64,840	1,610
	PerkinElmer, Inc.	124,804	1,594
	Universal Health Services Class B	40,800	1,564
*	Endo Pharmaceuticals Holdings, Inc.	86,000	1,520
*	Lincare Holdings, Inc.	66,500	1,450
	Teleflex Inc.	37,000	1,446
*	Patterson Companies, Inc.	73,530	1,387
*	Health Net Inc.	74,200	1,074
*	Coventry Health Care Inc.	81,025	1,048
	Omnicare, Inc.	40,900	1,002
*	Sepracor Inc.	58,700	861
*	King Pharmaceuticals, Inc.	117,487	831
*	Varian Medical Systems, Inc.	26,500	807
*	Abraxis BioScience	14,415	687
*	Kinetic Concepts, Inc.	31,000	655
*	Warner Chilcott Ltd.	15,583	164
*	DaVita, Inc.	2,200	97
			350,196
Industrials (10.1%)
	General Electric Co.	2,910,372	29,424
	United Technologies Corp.	296,600	12,748
	The Boeing Co.	236,770	8,424
	Lockheed Martin Corp.	116,800	8,063
	3M Co.	154,200	7,667
	United Parcel Service, Inc.	147,300	7,250
	General Dynamics Corp.	144,600	6,014
	Danaher Corp.	105,100	5,699
	Illinois Tool Works, Inc.	175,200	5,405
	Union Pacific Corp.	123,914	5,094
	Norfolk Southern Corp.	148,200	5,002
	FedEx Corp.	110,700	4,925
	CSX Corp.	167,200	4,322
	Emerson Electric Co.	142,400	4,070
	Precision Castparts Corp.	65,900	3,947
	L-3 Communications Holdings, Inc.	57,200	3,878
	C.H. Robinson Worldwide Inc.	84,400	3,849
	PACCAR, Inc.	149,110	3,841
	Waste Management, Inc.	149,097	3,817
	Honeywell International Inc.	131,400	3,661
	ITT Industries, Inc.	93,400	3,593
	Caterpillar, Inc.	123,902	3,464
	Deere & Co.	104,800	3,445
	Raytheon Co.	85,833	3,342
	Burlington Northern Santa Fe Corp.	54,898	3,302
	W.W. Grainger, Inc.	45,400	3,186
	Expeditors International of Washington, Inc.	112,361	3,179
	Fluor Corp.	91,300	3,154
	Northrop Grumman Corp.	72,268	3,154
	Parker Hannifin Corp.	85,200	2,895
	Rockwell Collins, Inc.	85,600	2,794
	The Dun & Bradstreet Corp.	36,200	2,787
*	Jacobs Engineering Group Inc.	70,300	2,718
*	Iron Mountain, Inc.	122,100	2,707
	Fastenal Co.	84,100	2,704

*	Quanta Services, Inc.	122,500	2,628
	Southwest Airlines Co.	413,387	2,617
	Cummins Inc.	101,200	2,576
*	Stericycle, Inc.	53,300	2,544
	Ametek, Inc.	80,800	2,527
	Roper Industries Inc.	59,000	2,505
	Flowserve Corp.	43,700	2,452
	Equifax, Inc.	93,200	2,279
	J.B. Hunt Transport Services, Inc.	83,300	2,008
	Donaldson Co., Inc.	74,700	2,005
	Landstar System, Inc.	59,289	1,984
*	Alliant Techsystems, Inc.	28,600	1,916
	Pall Corp.	92,500	1,890
	IDEX Corp.	86,400	1,890
	MSC Industrial Direct Co., Inc. Class A	59,200	1,839
	SPX Corp.	37,400	1,758
	Cintas Corp.	70,766	1,749
	Valmont Industries, Inc.	34,437	1,729
	Manpower Inc.	54,600	1,722
	Bucyrus International, Inc.	113,039	1,716
	Robert Half International, Inc.	87,500	1,560
	Joy Global Inc.	69,800	1,487
	The Toro Co.	57,400	1,388
	Carlisle Co., Inc.	65,200	1,280
	KBR Inc.	89,249	1,233
	Con-way, Inc.	64,200	1,151
	The Brink's Co.	36,800	974
*	United Rentals, Inc.	224,508	945
	Lennox International Inc.	35,090	928
	UTI Worldwide, Inc.	77,587	927
	The Manitowoc Co., Inc.	208,774	683
	Graco, Inc.	33,700	575
	Republic Services, Inc. Class A	19,512	335
	Textron, Inc.	49,820	286
	John Bean Technologies Corp.	16,470	172
	Ryder System, Inc.	3,600	102
*	Hertz Global Holdings Inc.	22,000	86
*	Avis Budget Group, Inc.	33,192	30
*	Raytheon Co. Warrants Exp. 6/16/11	2,285	15
*	Owens Corning Inc.	1,100	10
*	AMR Corp.	3,100	10
			240,035
Information Technology (18.2%)
	Microsoft Corp.	2,376,500	43,656
	International Business Machines Corp.	394,058	38,180
*	Cisco Systems, Inc.	1,905,300	31,952
*	Apple Inc.	285,300	29,991
*	Google Inc.	77,050	26,818
	Hewlett-Packard Co.	806,058	25,842
	Intel Corp.	1,539,200	23,165
*	Oracle Corp.	1,276,234	23,062
	QUALCOMM Inc.	415,720	16,176
	Visa Inc.	165,798	9,218
*	EMC Corp.	753,100	8,585

	Texas Instruments, Inc.	480,500	7,933
	Corning, Inc.	504,200	6,691
*	Dell Inc.	659,800	6,255
*	Yahoo! Inc.	483,600	6,195
	Applied Materials, Inc.	553,100	5,946
*	eBay Inc.	430,569	5,408
*	Symantec Corp.	360,453	5,385
	MasterCard, Inc. Class A	31,020	5,195
	Western Union Co.	336,295	4,227
*	Adobe Systems, Inc.	188,800	4,038
*	Intuit, Inc.	142,600	3,850
	CA, Inc.	201,266	3,544
*	Broadcom Corp.	175,950	3,516
	Automatic Data Processing, Inc.	98,100	3,449
*	Fiserv, Inc.	89,450	3,261
*	BMC Software, Inc.	95,000	3,135
	Amphenol Corp.	105,900	3,017
	Altera Corp.	170,147	2,986
*	Computer Sciences Corp.	78,900	2,907
	Linear Technology Corp.	124,200	2,854
*	Affiliated Computer Services, Inc. Class A	58,400	2,797
*	Western Digital Corp.	136,500	2,640
*	Agilent Technologies, Inc.	166,306	2,556
	Fidelity National Information Services, Inc.	134,759	2,453
	Global Payments Inc.	69,500	2,322
*	NVIDIA Corp.	234,750	2,315
	Analog Devices, Inc.	118,166	2,277
*	NetApp, Inc.	144,963	2,151
	KLA-Tencor Corp.	100,800	2,016
*	Compuware Corp.	294,562	1,941
	Lender Processing Services, Inc.	61,250	1,875
*	LAM Research Corp.	82,108	1,870
*	Synopsys, Inc.	89,121	1,847
*	Avnet, Inc.	105,400	1,846
*	Autodesk, Inc.	109,588	1,842
	Accenture Ltd.	66,200	1,820
*	Juniper Networks, Inc.	119,000	1,792
*	Arrow Electronics, Inc.	91,500	1,744
*	QLogic Corp.	150,000	1,668
*	Electronic Arts Inc.	90,200	1,641
*	Citrix Systems, Inc.	71,356	1,616
*	Teradata Corp.	99,574	1,615
*	Ingram Micro, Inc. Class A	125,000	1,580
*	Mettler-Toledo International Inc.	30,700	1,576
*	DST Systems, Inc.	42,800	1,482
	Molex, Inc.	104,756	1,439
	Total System Services, Inc.	104,059	1,437
	Xerox Corp.	305,400	1,390
	Microchip Technology, Inc.	65,100	1,379
	Xilinx, Inc.	71,336	1,367
*	Tellabs, Inc.	266,900	1,222
*	Tech Data Corp.	55,510	1,209
	Broadridge Financial Solutions LLC	58,725	1,093
	National Semiconductor Corp.	96,600	992
	Intersil Corp.	85,600	984

*	Lexmark International, Inc.	50,300	849
*	Metavante Technologies	39,866	796
*	NCR Corp.	99,574	792
*	LSI Corp.	180,700	549
*	Zebra Technologies Corp. Class A	27,257	518
*	Teradyne, Inc.	110,200	483
	Paychex, Inc.	17,685	454
*	IAC/InterActiveCorp	24,515	373
*	Fairchild Semiconductor International, Inc.	99,958	373
	Tyco Electronics Ltd.	31,069	343
	Motorola, Inc.	53,430	226
*	Sun Microsystems, Inc.	30,475	223
*	Novellus Systems, Inc.	13,100	218
	Harris Corp.	4,300	124
			434,552
Materials (3.7%)
	Monsanto Co.	187,534	15,584
	Praxair, Inc.	117,300	7,893
	Newmont Mining Corp. (Holding Co.)	175,086	7,837
	Nucor Corp.	129,600	4,947
	E.I. du Pont de Nemours & Co.	160,300	3,579
	Ecolab, Inc.	97,200	3,376
	The Mosaic Co.	79,300	3,329
	Freeport-McMoRan Copper & Gold, Inc. Class B	86,954	3,314
	Sigma-Aldrich Corp.	75,500	2,853
	Ball Corp.	65,600	2,847
	CF Industries Holdings, Inc.	35,000	2,490
	Martin Marietta Materials, Inc.	30,600	2,427
	Airgas, Inc.	68,700	2,323
	FMC Corp.	53,700	2,317
	Celanese Corp. Series A	147,011	1,965
	Nalco Holding Co.	149,700	1,957
	Scotts Miracle-Gro Co.	55,099	1,912
	Albemarle Corp.	87,100	1,896
*	Owens-Illinois, Inc.	111,500	1,610
*	Pactiv Corp.	108,140	1,578
	Schnitzer Steel Industries, Inc. Class A	47,124	1,479
	Sealed Air Corp.	106,072	1,464
	Allegheny Technologies Inc.	60,900	1,335
	Reliance Steel & Aluminum Co.	46,300	1,219
	United States Steel Corp.	47,600	1,006
	Cytec Industries, Inc.	51,800	778
*	Intrepid Potash, Inc.	31,300	577
	Cliffs Natural Resources Inc.	29,461	535
	Valspar Corp.	23,400	467
	Titanium Metals Corp.	78,835	431
	Southern Copper Corp. (U.S. Shares)	21,000	366
	Packaging Corp. of America	26,600	346
	Vulcan Materials Co.	7,638	338
	Air Products & Chemicals, Inc.	5,700	321
	Dow Chemical Co.	37,700	318
*	Crown Holdings, Inc.	11,800	268
	International Paper Co.	35,900	253

*	Domtar Corp.	151,357	144
			87,679
Other (0.0%)
[1]	Miscellaneous Securities		997
Telecommunication Services (3.8%)
	AT&T Inc.	1,749,979	44,099
	Verizon Communications Inc.	756,842	22,857
*	American Tower Corp. Class A	166,400	5,063
	Embarq Corp.	84,843	3,211
*	Crown Castle International Corp.	148,800	3,037
	Qwest Communications International Inc.	846,721	2,896
*	Sprint Nextel Corp.	783,142	2,796
	CenturyTel, Inc.	68,300	1,921
*	SBA Communications Corp.	52,823	1,231
	Telephone & Data Systems, Inc.	43,601	1,156
*	U.S. Cellular Corp.	32,300	1,077
	Telephone & Data Systems, Inc. - Special Common Shares	33,200	785
	Frontier Communications Corp.	52,351	376
	Windstream Corp.	20,957	169
*	Level 3 Communications, Inc.	119,100	109
			90,783
Utilities (4.2%)
	Exelon Corp.	229,000	10,394
	FPL Group, Inc.	122,451	6,212
	PG&E Corp.	145,600	5,565
	Entergy Corp.	77,000	5,243
	Sempra Energy	108,336	5,009
	Edison International	142,500	4,105
	Southern Co.	121,500	3,720
	Wisconsin Energy Corp.	73,200	3,014
	Questar Corp.	101,700	2,993
*	NRG Energy, Inc.	160,400	2,823
	EQT Corp.	84,700	2,654
*	AES Corp.	451,748	2,625
	NSTAR	76,600	2,442
	Northeast Utilities	110,600	2,388
	Duke Energy Corp.	163,592	2,343
	Allegheny Energy, Inc.	101,089	2,342
	CenterPoint Energy Inc.	223,800	2,334
	SCANA Corp.	74,200	2,292
	CMS Energy Corp.	193,086	2,286
	MDU Resources Group, Inc.	137,050	2,212
	NV Energy Inc.	234,683	2,204
	FirstEnergy Corp.	55,900	2,158
	Aqua America, Inc.	107,583	2,152
	Energen Corp.	73,600	2,144
	Dominion Resources, Inc.	67,086	2,079
	Public Service Enterprise Group, Inc.	69,800	2,057
*	Mirant Corp.	167,598	1,911
	Constellation Energy Group, Inc.	83,300	1,721
*	Dynegy, Inc.	1,207,425	1,702
	DPL Inc.	75,000	1,690
	American Water Works Co., Inc.	87,200	1,678
*	Reliant Energy, Inc.	515,461	1,644
	Integrys Energy Group, Inc.	61,481	1,601

*	Calpine Corp.		223,720	1,523
	UGI Corp. Holding Co.		34,466	814
	NiSource, Inc.		35,920	352
	American Electric Power Co., Inc.		9,300	235
				100,661
Total Common Stocks (Cost $2,483,545)				2,387,405
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
[2]	Vanguard Market Liquidity Fund (Cost $17,290)	0.440%	17,290,324	17,290

Total Investments (100.7%) (Cost $2,500,835)				2,404,695
Other Assets and Liabilities-Net (-0.7%)				(16,684)
Net Assets (100%)				2,388,011

*	Non-income-producing security.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2009, the cost of investment securities for tax purposes was $2,500,835,000. Net unrealized depreciation of investment securities for tax purposes was $96,140,000, consisting of unrealized gains of $571,500,000 on securities that had risen in value since their purchase and $667,640,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (46.1%)
Consumer Discretionary (4.4%)
	McDonald's Corp.	35,809	1,954
	Comcast Corp. Class A	105,450	1,438
	The Walt Disney Co.	75,750	1,376
	Target Corp.	31,600	1,087
	Lowe's Cos., Inc.	55,800	1,018
*	Amazon.com, Inc.	13,500	991
	Home Depot, Inc.	40,299	949
	NIKE, Inc. Class B	15,000	703
	Staples, Inc.	34,255	620
*	DIRECTV Group, Inc.	26,971	615
	Yum! Brands, Inc.	21,400	588
	TJX Cos., Inc.	21,600	554
*	Kohl's Corp.	12,000	508
	Time Warner Inc.	25,796	498
*	Apollo Group, Inc. Class A	6,300	493
	Best Buy Co., Inc.	10,875	413
*	Liberty Media Corp.	17,648	352
*	Time Warner Cable Inc.	13,951	346
	Darden Restaurants Inc.	9,750	334
*	Starbucks Corp.	28,800	320
	Marriott International, Inc. Class A	19,500	319
	Ross Stores, Inc.	8,800	316
	Advance Auto Parts, Inc.	7,205	296
*	O'Reilly Automotive, Inc.	8,000	280
	PetSmart, Inc.	13,000	273
*	Bed Bath & Beyond, Inc.	10,500	260
	The Gap, Inc.	19,725	256
	Polo Ralph Lauren Corp.	6,000	254
	Pulte Homes, Inc.	23,100	253
	DeVry, Inc.	5,100	246
	BorgWarner, Inc.	12,000	244
	Strayer Education, Inc.	1,320	237
	Scripps Networks Interactive	10,200	230
	Hasbro, Inc.	8,925	224
*	Viacom Inc. Class B	12,758	222
	Harley-Davidson, Inc.	16,100	216
*	Coach, Inc.	12,800	214
	Sherwin-Williams Co.	4,100	213
	Thor Industries, Inc.	13,120	205
	Brinker International, Inc.	13,375	202
*	NVR, Inc.	470	201
	International Speedway Corp.	9,110	201
	Washington Post Co. Class B	560	200
	John Wiley & Sons Class A	6,400	191
	Burger King Holdings Inc.	8,000	184
	News Corp., Class A	27,100	179
*	AutoNation, Inc.	11,292	157
	RadioShack Corp.	17,500	150
	Tiffany & Co.	6,700	144

*	CarMax, Inc.	11,406	142
	Weight Watchers International, Inc.	7,600	141
	Cablevision Systems NY Group Class A	10,594	137
	D. R. Horton, Inc.	13,399	130
	Guess ?, Inc.	6,000	126
	Harman International Industries, Inc.	8,900	120
	Black & Decker Corp.	3,700	117
	Barnes & Noble, Inc.	5,400	115
	Macy's Inc.	12,400	110
*	Career Education Corp.	4,500	108
	International Game Technology	11,600	107
	Family Dollar Stores, Inc.	3,200	107
*	Toll Brothers, Inc.	5,800	105
	Abercrombie & Fitch Co.	4,300	102
	Gentex Corp.	10,200	102
*	DISH Network Corp.	8,757	97
*	Brink's Home Security Holdings, Inc.	4,300	97
*	Mohawk Industries, Inc.	3,100	93
	Comcast Corp. Special Class A	6,476	83
*	Liberty Global, Inc. Series C	5,446	77
	Omnicom Group Inc.	3,200	75
*	Liberty Global, Inc. Class A	5,015	73
*	Discovery Communications Inc. Class A	3,841	62
	Centex Corp.	8,100	61
	Tim Hortons, Inc.	2,300	58
*	Discovery Communications Inc. Class C	3,841	56
	H & R Block, Inc.	2,600	47
	WABCO Holdings Inc.	3,334	41
*	Dollar Tree, Inc.	750	33
*	Expedia, Inc.	3,568	32
*	Liberty Media Corp.-Capital Series A	4,400	31
*	The Goodyear Tire & Rubber Co.	4,200	26
	Foot Locker, Inc.	1,600	17
	The McGraw-Hill Cos., Inc.	700	16
	Jones Apparel Group, Inc.	3,600	15
*	Ascent Media Corp.	384	10
*	MGM Mirage, Inc.	4,013	9
*	Interval Leisure Group, Inc.	940	5
*	HSN, Inc.	940	5
	Lennar Corp. Class B	680	4
*	Ticketmaster Entertainment Inc.	940	3
*	Sirius XM Radio Inc.	8,300	3
	E.W. Scripps Co. Class A	1,400	2
	Newell Rubbermaid, Inc.	218	1
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	243	—
			24,625
Consumer Staples (5.7%)
	The Procter & Gamble Co.	99,784	4,699
	Wal-Mart Stores, Inc.	78,300	4,079
	The Coca-Cola Co.	73,700	3,239
	PepsiCo, Inc.	53,927	2,776
	Philip Morris International Inc.	64,700	2,302
	CVS Caremark Corp.	56,298	1,548
	Colgate-Palmolive Co.	18,100	1,068

	Costco Wholesale Corp.	19,027	881
	Kraft Foods Inc.	35,716	796
	Archer-Daniels-Midland Co.	28,121	781
	Altria Group, Inc.	45,600	731
	General Mills, Inc.	14,400	718
	Walgreen Co.	27,000	701
	The Kroger Co.	28,500	605
	Kimberly-Clark Corp.	9,172	423
	Kellogg Co.	11,300	414
	Safeway, Inc.	19,334	390
*	Dr. Pepper Snapple Group, Inc.	19,100	323
	J.M. Smucker Co.	8,346	311
	Coca-Cola Enterprises, Inc.	23,400	309
	Lorillard, Inc.	4,900	303
	Church & Dwight, Inc.	5,500	287
	The Clorox Co.	5,400	278
	Molson Coors Brewing Co. Class B	8,000	274
*	Energizer Holdings, Inc.	5,494	273
	Brown-Forman Corp. Class B	6,950	270
	Tyson Foods, Inc.	27,431	258
	McCormick & Co., Inc.	8,400	248
	The Estee Lauder Cos. Inc. Class A	10,000	246
*	Hansen Natural Corp.	6,800	245
	Hormel Foods Corp.	7,100	225
	Alberto-Culver Co.	9,950	225
*	Dean Foods Co.	12,350	223
	Corn Products International, Inc.	10,407	221
*	Constellation Brands, Inc. Class A	17,800	212
	Del Monte Foods Co.	28,300	206
	The Pepsi Bottling Group, Inc.	9,300	206
*	NBTY, Inc.	12,500	176
	PepsiAmericas, Inc.	10,100	174
*	Smithfield Foods, Inc.	16,600	157
*	BJ's Wholesale Club, Inc.	4,800	154
*	Central European Distribution Corp.	11,000	118
	Whole Foods Market, Inc.	5,600	94
	Sysco Corp.	2,600	59
	Sara Lee Corp.	500	4
	ConAgra Foods, Inc.	100	2
			32,232
Energy (5.8%)
	ExxonMobil Corp.	157,994	10,759
	Chevron Corp.	67,733	4,554
	ConocoPhillips Co.	40,887	1,601
	Schlumberger Ltd.	32,867	1,335
	Occidental Petroleum Corp.	20,404	1,136
	Apache Corp.	14,456	927
	Anadarko Petroleum Corp.	20,992	816
	Devon Energy Corp.	17,046	762
	Hess Corp.	12,300	667
	EOG Resources, Inc.	11,600	635
*	National Oilwell Varco Inc.	17,629	506
	XTO Energy, Inc.	16,266	498
	Peabody Energy Corp.	15,400	386

	Noble Corp.	15,900	383
	Range Resources Corp.	9,150	377
	Noble Energy, Inc.	6,500	350
*	Cameron International Corp.	14,900	327
	Baker Hughes Inc.	11,440	327
	Murphy Oil Corp.	6,700	300
	ENSCO International, Inc.	10,600	280
*	Newfield Exploration Co.	12,100	275
	Valero Energy Corp.	15,268	273
	Diamond Offshore Drilling, Inc.	4,300	270
*	Pride International, Inc.	14,700	264
	CONSOL Energy, Inc.	10,100	255
*	Nabors Industries, Inc.	25,389	254
	Helmerich & Payne, Inc.	10,700	244
	Pioneer Natural Resources Co.	14,500	239
	Cabot Oil & Gas Corp.	10,100	238
	Marathon Oil Corp.	8,782	231
	BJ Services Co.	22,200	221
*	FMC Technologies Inc.	6,140	193
*	Superior Energy Services, Inc.	14,900	192
*	Helix Energy Solutions Group, Inc.	36,800	189
*	Global Industries Ltd.	48,200	185
*	Mariner Energy Inc.	22,700	176
*	SEACOR Holdings Inc.	3,000	175
	Rowan Cos., Inc.	14,600	175
*	CNX Gas Corp.	7,100	168
	Smith International, Inc.	7,179	154
	Foundation Coal Holdings, Inc.	9,600	138
	Halliburton Co.	8,364	129
*	Exterran Holdings, Inc.	6,500	104
*	Key Energy Services, Inc.	35,485	102
	Tesoro Corp.	6,752	91
*	Quicksilver Resources, Inc.	15,400	85
*	Hercules Offshore, Inc.	53,200	84
*	Plains Exploration & Production Co.	4,748	82
	Patterson-UTI Energy, Inc.	8,502	76
*	Forest Oil Corp.	3,600	47
*	TETRA Technologies, Inc.	11,900	39
	St. Mary Land & Exploration Co.	2,000	26
*	Patriot Coal Corp.	2,000	7
			32,307
Financials (5.0%)
	JPMorgan Chase & Co.	120,764	3,210
	Wells Fargo & Co.	127,156	1,811
	The Goldman Sachs Group, Inc.	16,600	1,760
	Bank of America Corp.	253,735	1,730
	Bank of New York Mellon Corp.	25,100	709
	State Street Corp.	22,176	683
	U.S. Bancorp	43,300	633
	Charles Schwab Corp.	39,305	609
	Northern Trust Corp.	10,100	604
	Aon Corp.	13,000	531
	CME Group, Inc.	2,039	502
	Franklin Resources, Inc.	8,100	436

	The Travelers Cos., Inc.	10,589	430
	Loews Corp.	18,200	402
	Public Storage, Inc. REIT	7,200	398
	Morgan Stanley	16,660	379
	Progressive Corp. of Ohio	26,900	362
	People's United Financial Inc.	19,800	356
	The Chubb Corp.	7,500	317
	Moody's Corp.	13,700	314
	Plum Creek Timber Co. Inc. REIT	10,700	311
	AFLAC Inc.	16,000	310
	Hudson City Bancorp, Inc.	26,200	306
*	TD Ameritrade Holding Corp.	20,800	287
	HCC Insurance Holdings, Inc.	11,000	277
	Unum Group	21,800	273
	W.R. Berkley Corp.	11,950	269
	RenaissanceRe Holdings Ltd.	5,400	267
*	Leucadia National Corp.	17,700	264
	MetLife, Inc.	11,440	260
	Prudential Financial, Inc.	13,341	254
	Federal Realty Investment Trust REIT	5,500	253
	Jefferies Group, Inc.	18,200	251
	Digital Realty Trust, Inc. REIT	7,500	249
	Lazard Ltd. Class A	8,200	241
	BlackRock, Inc.	1,850	241
	BancorpSouth, Inc.	10,900	227
	Brown & Brown, Inc.	11,800	223
	M & T Bank Corp.	4,800	217
	Cullen/Frost Bankers, Inc.	4,600	216
	Host Hotels & Resorts Inc. REIT	52,875	207
	SEI Investments Co.	16,900	206
*	Arch Capital Group Ltd.	3,700	199
	Allied World Assurance Holdings, Ltd.	5,200	198
	Commerce Bancshares, Inc.	5,419	197
	Eaton Vance Corp.	8,600	197
	Torchmark Corp.	7,300	191
	Whitney Holdings Corp.	16,700	191
	Transatlantic Holdings, Inc.	5,350	191
	Citigroup Inc.	75,112	190
	TFS Financial Corp.	15,600	189
	Raymond James Financial, Inc.	9,250	182
	Reinsurance Group of America, Inc.	5,624	182
	Lincoln National Corp.	27,000	181
	The Allstate Corp.	9,400	180
*	Markel Corp.	630	179
	The Hanover Insurance Group Inc.	6,100	176
	Bank of Hawaii Corp.	5,300	175
*	Tree.com, Inc.	36,554	169
	First Citizens BancShares Class A	1,267	167
*	SLM Corp.	33,600	166
	Wesco Financial Corp.	590	163
	AMB Property Corp. REIT	11,200	161
*	Alleghany Corp.	591	160
	Assurant, Inc.	7,200	157
	Simon Property Group, Inc. REIT	4,504	156
	Valley National Bancorp	12,165	150

	Washington Federal Inc.	11,100	148
	BOK Financial Corp.	4,040	140
*	AmeriCredit Corp.	22,500	132
	Janus Capital Group Inc.	19,100	127
	American Financial Group, Inc.	7,650	123
	Forest City Enterprise Class A	34,040	123
	StanCorp Financial Group, Inc.	5,000	114
	American Express Co.	8,233	112
*	The St. Joe Co.	6,600	110
	Developers Diversified Realty Corp. REIT	41,800	89
	Jones Lang LaSalle Inc.	3,800	88
	PNC Financial Services Group	2,800	82
	The Hartford Financial Services Group Inc.	10,400	82
*	Nasdaq OMX Group, Inc.	3,500	69
*	IntercontinentalExchange Inc.	800	60
	Discover Financial Services	4,380	28
	Apartment Investment & Management Co. Class A REIT	4,700	26
	Ameriprise Financial, Inc.	1,180	24
	Astoria Financial Corp.	900	8
	Taubman Co. REIT	400	7
*	Conseco, Inc.	2,477	2
			27,926
Health Care (6.7%)
	Johnson & Johnson	85,132	4,478
	Abbott Laboratories	55,500	2,647
	Pfizer Inc.	194,110	2,644
*	Amgen Inc.	38,824	1,923
	Wyeth	43,200	1,859
*	Gilead Sciences, Inc.	35,900	1,663
	Merck & Co., Inc.	59,900	1,602
	Schering-Plough Corp.	64,500	1,519
	Bristol-Myers Squibb Co.	51,900	1,138
	UnitedHealth Group Inc.	51,174	1,071
*	Celgene Corp.	19,519	867
	Medtronic, Inc.	29,300	863
*	Medco Health Solutions, Inc.	20,662	854
	Eli Lilly & Co.	22,900	765
*	Genzyme Corp.	12,080	717
*	WellPoint Inc.	18,825	715
*	Biogen Idec Inc.	13,460	706
*	Thermo Fisher Scientific, Inc.	18,603	664
	Baxter International, Inc.	12,800	656
	Aetna Inc.	23,713	577
	Cardinal Health, Inc.	16,790	529
	Stryker Corp.	14,849	505
	McKesson Corp.	13,200	463
	C.R. Bard, Inc.	5,600	446
*	St. Jude Medical, Inc.	12,168	442
	Quest Diagnostics, Inc.	8,800	418
	Covidien Ltd.	12,300	409
*	Express Scripts Inc.	8,400	388
*	Forest Laboratories, Inc.	17,400	382
	CIGNA Corp.	19,100	336
	AmerisourceBergen Corp.	10,048	328

	Becton, Dickinson & Co.	4,684	315
*	Zimmer Holdings, Inc.	8,470	309
*	Mylan Inc.	22,850	306
*	Laboratory Corp. of America Holdings	5,200	304
	DENTSPLY International Inc.	10,900	293
*	Life Technologies Corp.	9,000	292
	Beckman Coulter, Inc.	5,300	270
*	Waters Corp.	7,200	266
*	Hospira, Inc.	8,060	249
*	Millipore Corp.	4,200	241
	Techne Corp.	4,400	241
	Universal Health Services Class B	6,100	234
	Cooper Cos., Inc.	8,400	222
	IMS Health, Inc.	17,576	219
*	Varian Medical Systems, Inc.	6,700	204
*	King Pharmaceuticals, Inc.	26,200	185
*	Humana Inc.	6,500	170
*	Warner Chilcott Ltd.	13,900	146
*	Boston Scientific Corp.	18,300	146
*	Endo Pharmaceuticals Holdings, Inc.	8,200	145
*	Patterson Companies, Inc.	6,600	124
*	Lincare Holdings, Inc.	5,700	124
*	Watson Pharmaceuticals, Inc.	2,600	81
*	Sepracor Inc.	4,900	72
	Allergan, Inc.	800	38
*	Abraxis BioScience	62	3
			37,773
Industrials (4.7%)
	General Electric Co.	307,909	3,113
	United Technologies Corp.	24,876	1,069
	3M Co.	16,900	840
	Union Pacific Corp.	18,318	753
	United Parcel Service, Inc.	15,200	748
	The Boeing Co.	19,420	691
	Lockheed Martin Corp.	9,703	670
	FedEx Corp.	15,000	667
	Raytheon Co.	17,000	662
	Danaher Corp.	11,950	648
	General Dynamics Corp.	15,200	632
	Precision Castparts Corp.	7,857	471
	L-3 Communications Holdings, Inc.	6,800	461
	Illinois Tool Works, Inc.	14,600	450
	Waste Management, Inc.	16,901	433
	Norfolk Southern Corp.	12,600	425
	ITT Industries, Inc.	10,100	389
	C.H. Robinson Worldwide Inc.	8,269	377
	Emerson Electric Co.	13,000	372
	W.W. Grainger, Inc.	5,100	358
	Fluor Corp.	10,348	358
	CSX Corp.	13,800	357
	Expeditors International of Washington, Inc.	12,500	354
	Honeywell International Inc.	11,600	323
	Southwest Airlines Co.	50,618	320
*	Jacobs Engineering Group Inc.	8,220	318

*	Quanta Services, Inc.	14,200	305
	Fastenal Co.	8,900	286
	Roper Industries Inc.	6,700	284
	Flowserve Corp.	5,000	281
	Caterpillar, Inc.	10,000	280
*	URS Corp.	6,900	279
	Ametek, Inc.	8,650	270
*	Stericycle, Inc.	5,500	263
	The Dun & Bradstreet Corp.	3,400	262
	Burlington Northern Santa Fe Corp.	4,338	261
	Cummins Inc.	10,224	260
	Northrop Grumman Corp.	5,918	258
*	McDermott International, Inc.	18,900	253
*	Aecom Technology Corp.	9,600	250
	J.B. Hunt Transport Services, Inc.	10,100	244
	Equifax, Inc.	9,900	242
	Republic Services, Inc. Class A	14,110	242
	SPX Corp.	5,007	235
	KBR Inc.	16,900	233
	Textron, Inc.	39,700	228
*	Iron Mountain, Inc.	10,175	226
	Donaldson Co., Inc.	8,400	225
	Landstar System, Inc.	6,625	222
*	Alliant Techsystems, Inc.	3,144	211
	Rockwell Collins, Inc.	6,400	209
	IDEX Corp.	9,500	208
*	WESCO International, Inc.	11,400	207
	UTI Worldwide, Inc.	17,100	204
	Pall Corp.	9,800	200
	Valmont Industries, Inc.	3,900	196
	Lennox International Inc.	7,400	196
*	Gardner Denver Inc.	8,947	194
	Copa Holdings SA Class A	6,700	192
*	Terex Corp.	20,137	186
	The Toro Co.	7,000	169
	MSC Industrial Direct Co., Inc. Class A	5,400	168
	Pentair, Inc.	6,800	147
	Robert Half International, Inc.	8,200	146
*	BE Aerospace, Inc.	16,200	140
	Armstrong Worldwide Industries, Inc.	12,500	138
	Manpower Inc.	4,300	136
*	USG Corp.	15,100	115
	The Brink's Co.	4,300	114
	Cintas Corp.	4,550	112
	Deere & Co.	3,300	108
*	Thomas & Betts Corp.	3,800	95
*	Spirit Aerosystems Holdings Inc.	5,400	54
	Bucyrus International, Inc.	3,300	50
	Ryder System, Inc.	1,400	40
*	Kirby Corp.	1,200	32
*	AGCO Corp.	1,500	29
	PACCAR, Inc.	900	23
*	Owens Corning Inc.	2,500	23
	The Manitowoc Co., Inc.	4,600	15
	John Bean Technologies Corp.	1,326	14

*	Avis Budget Group, Inc.	393	—
			26,219
Information Technology (8.4%)
	Microsoft Corp.	262,900	4,829
	International Business Machines Corp.	41,147	3,987
*	Cisco Systems, Inc.	208,400	3,495
*	Apple Inc.	33,013	3,470
*	Google Inc.	8,840	3,077
	Hewlett-Packard Co.	93,412	2,995
*	Oracle Corp.	148,800	2,689
	Intel Corp.	177,700	2,674
	QUALCOMM Inc.	60,900	2,370
	Visa Inc.	18,400	1,023
*	EMC Corp.	86,700	988
	Texas Instruments, Inc.	56,700	936
	Corning, Inc.	67,200	892
	Accenture Ltd.	25,740	708
	Applied Materials, Inc.	63,251	680
*	Yahoo! Inc.	49,400	633
	Automatic Data Processing, Inc.	16,600	584
*	Symantec Corp.	38,462	575
	Western Union Co.	38,914	489
*	Dell Inc.	44,700	424
	CA, Inc.	22,630	398
*	eBay Inc.	29,900	376
*	Intuit, Inc.	13,800	373
*	Adobe Systems, Inc.	17,000	364
	Xilinx, Inc.	18,200	349
	Amphenol Corp. Class A	12,200	348
	Altera Corp.	19,600	344
*	BMC Software, Inc.	10,100	333
	Linear Technology Corp.	14,100	324
	Fidelity National Information Services, Inc.	16,100	293
	KLA-Tencor Corp.	14,000	280
*	Fiserv, Inc.	7,625	278
	Motorola, Inc.	64,100	271
*	Broadcom Corp.	13,350	267
*	Affiliated Computer Services, Inc. Class A	5,300	254
	Paychex, Inc.	9,850	253
	FactSet Research Systems Inc.	4,900	245
	Global Payments Inc.	7,300	244
	National Semiconductor Corp.	22,100	227
	Analog Devices, Inc.	11,434	220
*	Computer Sciences Corp.	5,700	210
*	Citrix Systems, Inc.	9,200	208
*	Agilent Technologies, Inc.	13,144	202
*	NetApp, Inc.	12,912	192
	Microchip Technology, Inc.	8,800	186
*	NVIDIA Corp.	17,900	176
*	Compuware Corp.	26,600	175
	AVX Corp.	19,200	174
*	Autodesk, Inc.	9,400	158
*	Ingram Micro, Inc. Class A	12,100	153
*	Electronic Arts Inc.	8,143	148

*	LAM Research Corp.	6,500	148
*	Arrow Electronics, Inc.	7,500	143
*	Avnet, Inc.	8,100	142
*	Teradata Corp.	8,336	135
*	DST Systems, Inc.	3,600	125
	Intersil Corp.	10,800	124
	Molex, Inc.	8,466	116
*	Tellabs, Inc.	22,600	103
*	Synopsys, Inc.	4,800	99
*	Western Digital Corp.	4,800	93
*	Lexmark International, Inc.	4,500	76
*	NCR Corp.	8,336	66
	Harris Corp.	2,100	61
*	Sun Microsystems, Inc.	7,313	53
*	LSI Corp.	14,400	44
*	IAC/InterActiveCorp	2,350	36
*	Metavante Technologies	1,600	32
*	Tech Data Corp.	1,400	30
*	Integrated Device Technology Inc.	6,200	28
*	EchoStar Corp.	1,751	26
*	Convergys Corp.	3,100	25
*	Novellus Systems, Inc.	1,000	17
			47,263
Materials (1.7%)
	Monsanto Co.	21,208	1,762
	Newmont Mining Corp. (Holding Co.)	20,289	908
	Praxair, Inc.	11,500	774
	Freeport-McMoRan Copper & Gold, Inc. Class B	13,587	518
	Nucor Corp.	10,400	397
	The Mosaic Co.	9,300	390
	E.I. du Pont de Nemours & Co.	16,900	377
	Ecolab, Inc.	10,800	375
	Ball Corp.	7,428	322
	Sigma-Aldrich Corp.	8,400	317
*	Crown Holdings, Inc.	12,800	291
	CF Industries Holdings, Inc.	3,900	277
	Celanese Corp. Series A	19,800	265
	FMC Corp.	6,100	263
	Airgas, Inc.	7,500	254
	Nalco Holding Co.	18,300	239
	Terra Industries, Inc.	8,000	225
	Reliance Steel & Aluminum Co.	8,500	224
	Scotts Miracle-Gro Co.	6,200	215
	Martin Marietta Materials, Inc.	2,286	181
*	Pactiv Corp.	11,700	171
	Sealed Air Corp.	11,800	163
	Ashland, Inc.	12,300	127
	Schnitzer Steel Industries, Inc. Class A	3,800	119
*	Owens-Illinois, Inc.	6,700	97
	Titanium Metals Corp.	17,200	94
	Steel Dynamics, Inc.	9,800	86
	Cliffs Natural Resources Inc.	4,000	73
	Albemarle Corp.	2,000	44
	Rohm & Haas Co.	400	32

	Vulcan Materials Co.	334	15
			9,595
Other (0.0%)
[1]	Miscellaneous Securities		122

Telecommunication Services (1.7%)
	AT&T Inc.	195,866	4,936
	Verizon Communications Inc.	88,200	2,664
*	American Tower Corp. Class A	19,200	584
*	Crown Castle International Corp.	17,900	365
*	Sprint Nextel Corp.	98,968	353
*	SBA Communications Corp.	11,100	259
*	Leap Wireless International, Inc.	5,000	174
*	U.S. Cellular Corp.	4,450	149
	Telephone & Data Systems, Inc.	4,200	111
	Telephone & Data Systems, Inc. - Special Common Shares	3,000	71
			9,666
Utilities (2.0%)
	Exelon Corp.	25,300	1,148
	FPL Group, Inc.	17,700	898
	PG&E Corp.	15,400	589
	Sempra Energy	12,467	576
	FirstEnergy Corp.	12,800	494
	Duke Energy Corp.	33,992	487
	Edison International	16,700	481
	PPL Corp.	16,500	474
	Southern Co.	14,600	447
	Questar Corp.	11,676	344
	Wisconsin Energy Corp.	7,500	309
	EQT Corp.	9,400	294
*	AES Corp.	48,700	283
	Allegheny Energy, Inc.	12,211	283
	NSTAR	8,800	281
*	NRG Energy, Inc.	15,600	275
	Aqua America, Inc.	13,200	264
	CMS Energy Corp.	22,101	262
	Dominion Resources, Inc.	8,308	257
	MDU Resources Group, Inc.	15,450	249
	Energen Corp.	8,300	242
	NV Energy Inc.	25,717	241
	SCANA Corp.	7,800	241
	Northeast Utilities	11,100	240
	UGI Corp. Holding Co.	10,100	238
*	Mirant Corp.	20,354	232
	National Fuel Gas Co.	7,200	221
*	Calpine Corp.	28,700	195
	American Water Works Co., Inc.	9,800	189
	DPL Inc.	7,800	176
	Public Service Enterprise Group, Inc.	5,564	164
	Entergy Corp.	500	34
*	Dynegy, Inc.	2,300	3
*	Reliant Energy, Inc.	600	2
			11,113
Total Common Stocks (Cost $240,579)			258,841

		Coupon	Maturity Date		Face Amount ($000)
Tax-Exempt Municipal Bonds (55.6%)
Alabama (0.4%)
	Huntsville AL Capital Improvement GO	5.000%	9/1/26		2,000	2,082

Alaska (0.3%)
	Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(1)	1,695	1,794

Arizona (3.0%)
	Arizona Transp. Board Highway Rev.	5.250%	7/1/12	(Prere.)	1,965	2,211
	Arizona Transp. Board Highway Rev.	5.250%	7/1/17		2,215	2,365
	Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23	(1)	4,585	4,698
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/21	(1)	500	525
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28		3,250	3,277
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		5,000	3,460
						16,536
California (4.8%)
[2]	California GO	5.500%	4/1/18		1,000	1,059
	California Infrastructure & Econ. Dev. Bank Rev. (Rand Corp.) VRDO	0.300%	4/1/09	LOC	4,500	4,500
	California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	9/1/11	(2)	1,535	1,554
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14	(2)	3,000	3,221
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	3,000	3,190
	Irvine CA Assessment Dist. Improvement Bonds (Oak Creek) VRDO	0.300%	4/1/09	LOC	3,600	3,600
	Los Angeles CA USD GO	5.000%	7/1/21	(4)	1,825	1,902
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	3,000	2,776
	Orange County CA Sanitation Dist. COP	5.000%	2/1/29	(4)	2,500	2,459
	Ventura County CA Community College Dist. GO	0.000%	8/1/27		8,000	2,617
						26,878
Colorado (1.0%)
	Colorado Dept. of Transp. Rev. RAN	5.250%	12/15/13	(2)(Prere.)	3,750	4,339
	E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	1,500	1,317
						5,656
Connecticut (0.7%)
	Connecticut GO	5.500%	12/15/13		3,000	3,476
	Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.500%	10/1/12		500	578
						4,054
Florida (2.3%)
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	3,000	3,171
	Florida Dept. of Transp.	6.375%	7/1/11		500	554
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		3,565	3,679
	Florida Turnpike Auth. Rev.	5.250%	7/1/09	(1)	485	490
	Florida Turnpike Auth. Rev.	5.250%	7/1/10	(1)	825	833

	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.500%	4/1/09	LOC	400	400
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	0.350%	4/1/09	LOC	300	300
	Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		2,435	2,495
	Tampa FL Health System Rev. (Catholic Healthcare East)	5.000%	11/15/09	(1)	1,000	1,009
						12,931
Georgia (1.5%)
	Atlanta GA Airport Fac. Rev.	5.750%	1/1/13	(1)	3,370	3,475
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	500	548
	Georgia GO	5.000%	10/1/13		500	571
	Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12	(1)	3,000	3,283
	Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14		500	553
						8,430
Hawaii (1.5%)
	Hawaii GO	5.875%	10/1/10	(1)(Prere.)	1,870	2,009
	Hawaii GO	5.000%	3/1/26	(4)	500	514
	Honolulu HI City & County GO	5.000%	7/1/19	(4)	2,000	2,214
	Honolulu HI City & County GO	5.000%	7/1/20	(4)	3,205	3,506
						8,243
Idaho (0.1%)
	Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	0.850%	4/1/09	(4)	700	700

Illinois (1.3%)
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(1)	2,380	2,241
	Chicago IL Board of Educ. GO	5.250%	12/1/24	(4)	500	514
	Illinois Sales Tax Rev.	0.000%	12/15/16	(2)	5,000	3,762
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/25	(4)	500	507
						7,024
Indiana (1.4%)
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25		3,290	2,745
	Indiana Muni. Power Agency Rev.	5.250%	1/1/15	(1)	4,440	4,652
	Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12	(1)	500	554
						7,951
Kansas (0.5%)
[2]	Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/22		500	546
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16		1,250	1,320
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17		1,000	1,045
						2,911
Louisiana (0.3%)
	Louisiana GO	5.000%	5/1/23	(4)	500	507
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/16		1,260	1,167
						1,674
Maryland (0.8%)
	Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	(2)	1,365	1,481
	Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19	(2)	2,185	2,350
[2]	Maryland Transp. Auth. Rev.	5.000%	7/1/15	(4)	750	843
						4,674

Massachusetts (4.1%)
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26	(1)	1,500	1,688
Massachusetts GO	6.000%	11/1/11		1,210	1,351
Massachusetts GO	5.500%	11/1/13	(1)	2,000	2,302
Massachusetts GO	5.000%	3/1/25		500	525
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/28		2,000	1,559
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12		1,880	1,931
Massachusetts Health & Educ. Fac. Auth. Rev. (Museum Fine) VRDO	0.250%	4/1/09		4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Stonehill College) VRDO	0.250%	4/1/09	LOC	2,100	2,100
Massachusetts Housing Finance Agency Housing Rev. VRDO	3.000%	4/7/09	(4)	3,100	3,100
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		1,805	2,071
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	2,135	2,269
					22,896
Michigan (1.7%)
Mason MI Public School Dist. (School Building & Site) GO	5.250%	5/1/17	(4)	1,850	2,042
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12		4,735	4,969
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	2,110	2,289
					9,300
Minnesota (0.1%)
Minnesota GO	5.000%	11/1/14		500	575

Mississippi (0.6%)
Mississippi GO	5.500%	12/1/18		2,750	3,225

Missouri (2.9%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26		4,410	4,482
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	6.000%	3/1/10	(Prere.)	4,000	4,239
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/15	(4)	2,965	3,084
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	0.230%	4/1/09		4,360	4,360
					16,165
Nevada (1.0%)
Clark County NV School Dist. GO	5.000%	6/15/18		5,190	5,329

New Jersey (1.9%)
New Jersey Transp. Corp. COP	5.500%	9/15/11	(2)	3,000	3,203
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	625	706
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	330	373
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	1,440	1,626
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(1)	4,000	4,276
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	2,000	704
					10,888

New Mexico (0.1%)
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13	(2)	500	554

New York (7.7%)
Erie County NY GO	6.125%	1/15/11	(1)	610	644
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/11	(2)	3,000	3,198
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/12	(4)(ETM)	2,000	2,285
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.125%	4/1/10	(3)(Prere.)	2,110	2,229
New York City NY GO	5.250%	8/15/24		500	508
New York City NY GO VRDO	0.500%	4/1/09	(4)	2,565	2,565
New York City NY IDA (Yankee Stadium)	0.000%	3/1/35	(12)	1,000	183
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/19		500	522
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13		2,000	2,208
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/29		1,070	1,026
New York City NY Transitional Finance Auth. Rev. VRDO	0.190%	4/1/09		400	400
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.100%	7/1/10	(4)	1,500	1,520
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/23	(1)	4,000	4,065
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/24	(1)	3,800	3,836
New York State Thruway Auth. Rev.	5.000%	1/1/21	(1)	8,490	8,843
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/14		4,000	4,348
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/25		2,500	2,564
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22	(1)	2,030	2,272
					43,216
North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/14		2,400	2,455
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/21	(4)	2,000	2,067
					4,522
Ohio (2.9%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.300%	4/1/09	LOC	1,150	1,150
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		1,545	1,103
Cleveland OH Public Power System Rev.	5.000%	11/15/20	(1)	5,000	5,177
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13	(1)	1,775	1,795
Ohio Common Schools GO VRDO	0.200%	4/7/09		300	300

Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	0.550%	4/1/09		1,100	1,100
Ohio State Conservation Projects GO	5.000%	3/1/17		1,885	2,051
Ohio Water Dev. Auth. PCR	5.000%	6/1/17		3,000	3,297
					15,973
Oregon (0.4%)
Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	2,400	2,424

Pennsylvania (1.1%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25	(1)	500	501
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09	(2)(ETM)	420	426
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09	(2)	195	198
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	310	314
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	30	30
Philadelphia PA School Dist. GO	5.000%	8/1/20	(2)	3,500	3,611
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/09	(1)	1,000	1,014
					6,094
Puerto Rico (1.0%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(3)	2,425	2,329
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(ETM)	3,000	3,470
					5,799
South Carolina (1.5%)
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24	(1)	1,600	647
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24	(4)	1,700	1,662
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13	(2)	5,700	6,211
					8,520
Tennessee (1.1%)
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		7,500	6,041

Texas (4.0%)
Austin TX Water & Wastewater System Rev.	5.750%	5/15/10	(1)(Prere.)	2,200	2,324
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.400%	4/1/09	(4)	2,100	2,100
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25		3,000	3,035
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		3,405	3,580
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/27	(1)	3,635	3,699
San Antonio TX Water Rev.	6.500%	5/15/10	(1)(ETM)	50	51
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/16	(2)	2,260	2,525
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26		2,000	2,057
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	3,000	2,270
Texas State Transp. Comm. First Tier	4.750%	4/1/24		500	513
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/28		500	495
					22,649
Virginia (1.4%)
Virginia Public Building Auth. Rev.	5.000%	8/1/24		1,090	1,159
Virginia Public School Auth. Rev.	5.000%	8/1/13		4,000	4,514

	Virginia Public School Auth. Rev.	5.000%	8/1/20		2,000	2,219
						7,892
Washington (0.6%)
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.250%	7/1/16		500	554
	Port of Seattle WA Rev.	5.000%	3/1/20	(1)	3,000	3,062
						3,616
Wisconsin (0.8%)
	Wisconsin GO	5.750%	5/1/11	(Prere.)	1,355	1,484
	Wisconsin GO	5.750%	5/1/11	(Prere.)	1,340	1,467
	Wisconsin GO	5.000%	5/1/22		1,560	1,649
						4,600
Total Tax-Exempt Municipal Bonds (Cost $312,957)						311,816
Total Investments (101.7%) (Cost $553,536)						570,657
Other Assets and Liabilities-Net (-1.7%)						(9,386)
Net Assets (100%)						561,271

*	Non-income-producing security.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and
	reported as "miscellaneous securities" provided that they have been held for less than one year and not previously
	reported by name.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of
	March 31, 2009.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
REIT—Real Estate Investment Trust.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2009, the cost of investment securities for tax purposes was $553,536,000. Net unrealized appreciation of investment securities for tax purposes was $17,121,000, consisting of unrealized gains of $55,591,000 on securities that had risen in value since their purchase and $38,470,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	258,841
Level 2- Other significant observable inputs	311,816
Level 3- Significant unobservable inputs	-
Total	570,657

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Vanguard Tax-Managed Small Cap Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.2%)
Consumer Discretionary (14.8%)
	Aaron Rents, Inc.	227,605	6,068
*	Jack in the Box Inc.	240,971	5,612
*	Tractor Supply Co.	133,985	4,832
*	Carter's, Inc.	239,313	4,501
*	WMS Industries, Inc.	209,266	4,376
	Hillenbrand Inc.	261,770	4,191
*	Coinstar, Inc.	126,430	4,142
	Men's Wearhouse, Inc.	219,780	3,327
	Wolverine World Wide, Inc.	209,469	3,264
*	Capella Education Co.	60,063	3,183
	The Buckle, Inc.	99,622	3,181
*	Fossil, Inc.	188,779	2,964
	Polaris Industries, Inc.	137,150	2,940
*	Deckers Outdoor Corp.	55,186	2,927
*	Buffalo Wild Wings Inc.	75,761	2,771
	Pool Corp.	204,136	2,735
	Cracker Barrel Old Country Store Inc.	94,903	2,718
*	The Gymboree Corp.	122,979	2,626
*	American Public Education, Inc.	61,185	2,573
*	Sonic Corp.	255,423	2,559
*	CEC Entertainment Inc.	96,279	2,492
*	P.F. Chang's China Bistro, Inc.	102,097	2,336
*	The Dress Barn, Inc.	189,511	2,329
*	Hibbett Sports Inc.	120,226	2,311
	Cato Corp. Class A	123,950	2,266
*	The Children's Place Retail Stores, Inc.	102,029	2,233
*	Iconix Brand Group Inc.	245,363	2,171
*	Jos. A. Bank Clothiers, Inc.	76,929	2,139
*	Hot Topic, Inc.	185,367	2,074
*	Papa John's International, Inc.	90,431	2,068
*	Texas Roadhouse, Inc.	214,530	2,044
	CKE Restaurants Inc.	229,876	1,931
	Fred's, Inc.	168,349	1,899
	NutriSystem, Inc.	129,685	1,851
*	Blue Nile Inc.	61,190	1,845
*	Jo-Ann Stores, Inc.	108,678	1,776
*	Pinnacle Entertainment, Inc.	252,200	1,775
*	Helen of Troy Ltd.	127,790	1,757
	UniFirst Corp.	60,283	1,678
	Arbitron Inc.	111,130	1,668
*	PetMed Express, Inc.	98,838	1,629
	Stage Stores, Inc.	160,137	1,614
	Finish Line, Inc.	231,739	1,534
	Genesco, Inc.	81,273	1,530
*	Cabela's Inc.	166,923	1,521
*	Meritage Corp.	130,718	1,493
*	JAKKS Pacific, Inc.	117,541	1,452
	Group 1 Automotive, Inc.	100,616	1,406
	Ethan Allen Interiors, Inc.	121,176	1,364

*	California Pizza Kitchen, Inc.	102,250	1,337
	Brunswick Corp.	371,679	1,282
	National Presto Industries, Inc.	20,206	1,233
	Superior Industries International, Inc.	97,398	1,154
*	Red Robin Gourmet Burgers, Inc.	64,991	1,146
*	Peet's Coffee & Tea Inc.	51,374	1,111
*	Universal Technical Institute Inc.	91,097	1,093
*	Universal Electronics, Inc.	58,924	1,067
*	Sturm, Ruger & Co., Inc.	82,271	1,014
	OfficeMax, Inc.	321,331	1,003
	Liz Claiborne, Inc.	401,194	991
	K-Swiss, Inc.	113,667	971
*	Skechers U.S.A., Inc.	139,627	931
*	Pre-Paid Legal Services, Inc.	31,832	924
*	True Religion Apparel, Inc.	77,712	918
*	Steak n Shake Co.	120,481	912
*	Interval Leisure Group, Inc.	167,611	888
*	Live Nation, Inc.	328,551	877
*	HSN, Inc.	165,764	852
	Haverty Furniture Cos., Inc.	78,632	828
	The Pep Boys (Manny, Moe & Jack)	187,454	827
*	Zumiez Inc.	85,211	827
	DineEquity, Inc.	64,735	768
	The Marcus Corp.	89,560	761
*	Charlotte Russe Holding Inc.	89,356	728
*	Maidenform Brands, Inc.	79,487	728
*	Drew Industries, Inc.	81,806	710
*	Quiksilver, Inc.	535,514	685
*	Shuffle Master, Inc.	234,637	673
	Brown Shoe Co., Inc.	178,818	671
	Winnebago Industries, Inc.	123,884	658
*	Volcom, Inc.	67,530	655
*	Ticketmaster Entertainment Inc.	170,103	628
	Christopher & Banks Corp.	150,263	615
*	Stamps.com Inc.	60,718	589
	Movado Group, Inc.	77,132	582
	Spartan Motors, Inc.	137,482	553
	Skyline Corp.	28,594	544
	Big 5 Sporting Goods Corp.	91,567	537
*	Midas Inc.	59,340	470
*	Crocs, Inc.	346,654	413
	M/I Homes, Inc.	58,940	412
*	RC2 Corp.	74,884	395
*	Ruby Tuesday, Inc.	132,191	386
	Oxford Industries, Inc.	57,756	356
*	Standard Pacific Corp.	401,118	353
	Landry's Restaurants, Inc.	52,515	274
*	Audiovox Corp.	76,951	264
*	Monarch Casino & Resort, Inc.	48,024	248
*	Stein Mart, Inc.	83,581	242
	O'Charley's Inc.	79,763	240
*	Zale Corp.	118,274	231
	La-Z-Boy Inc.	181,300	227
*	Multimedia Games Inc.	98,148	211
	Arctic Cat, Inc.	48,885	187

*	Tween Brands, Inc.	80,696	173
	E.W. Scripps Co. Class A	122,009	165
*	Tuesday Morning Corp.	129,001	164
	Lithia Motors, Inc.	67,586	152
	Standard Motor Products, Inc.	53,951	148
*	MarineMax, Inc.	73,910	145
	Sonic Automotive, Inc.	90,286	144
*	Perry Ellis International Corp.	39,979	138
*	Russ Berrie and Co., Inc.	71,748	95
*	Ruth's Hospitality Group Inc.	77,567	94
*	Nautilus Inc.	104,540	66
			165,340
Consumer Staples (4.2%)
	Casey's General Stores, Inc.	215,669	5,750
*	Chattem, Inc.	82,801	4,641
*	TreeHouse Foods Inc.	134,130	3,862
*	Green Mountain Coffee Roasters, Inc.	75,662	3,632
*	United Natural Foods, Inc.	181,890	3,450
	Lance, Inc.	133,563	2,781
	Sanderson Farms, Inc.	74,028	2,780
*	Hain Celestial Group, Inc.	171,439	2,441
*	Central Garden & Pet Co. Class A	299,296	2,251
	J & J Snack Foods Corp.	58,978	2,040
	Diamond Foods, Inc.	69,040	1,928
	WD-40 Co.	69,646	1,681
	Nash-Finch Co.	54,149	1,521
	Spartan Stores, Inc.	94,055	1,449
*	Alliance One International, Inc.	374,413	1,438
*	Darling International, Inc.	344,863	1,279
	Cal-Maine Foods, Inc.	52,846	1,183
	The Andersons, Inc.	76,901	1,087
*	Boston Beer Co., Inc. Class A	42,512	887
*	The Great Atlantic & Pacific Tea Co., Inc.	128,166	681
	Mannatech, Inc.	62,875	209
			46,971
Energy (4.2%)
*	SEACOR Holdings Inc.	85,071	4,961
	World Fuel Services Corp.	124,500	3,938
*	Atwood Oceanics, Inc.	236,790	3,928
*	Dril-Quip, Inc.	127,466	3,913
	Holly Corp.	173,261	3,673
	St. Mary Land & Exploration Co.	263,323	3,484
*	Oil States International, Inc.	209,016	2,805
*	Bristow Group, Inc.	123,306	2,643
	Lufkin Industries, Inc.	62,969	2,385
	CARBO Ceramics Inc.	83,192	2,366
	Penn Virginia Corp.	176,643	1,940
*	NATCO Group Inc.	85,329	1,615
*	Hornbeck Offshore Services, Inc.	98,450	1,501
*	TETRA Technologies, Inc.	314,870	1,023
*	Swift Energy Co.	129,722	947
*	Matrix Service Co.	110,016	904
*	Petroleum Development Corp.	62,587	739
*	Pioneer Drilling Co.	210,469	690

*	Basic Energy Services Inc.	98,174	635
*	ION Geophysical Corp.	377,405	589
*	Stone Energy Corp.	146,878	489
	Gulf Island Fabrication, Inc.	60,206	482
*	PetroQuest Energy, Inc.	185,059	444
*	Superior Well Services, Inc.	69,503	357
			46,451
Exchange-Traded Fund (1.1%)
[1]	Vanguard REIT ETF	500,000	12,140

Financials (17.0%)
*	ProAssurance Corp.	142,009	6,620
	Greenhill & Co., Inc.	78,206	5,776
	UMB Financial Corp.	125,134	5,317
*	Stifel Financial Corp.	114,743	4,970
	Prosperity Bancshares, Inc.	174,237	4,765
*	Investment Technology Group, Inc.	183,130	4,673
	Home Properties, Inc. REIT	139,129	4,264
	First Financial Bankshares, Inc.	88,132	4,245
*	Signature Bank	149,696	4,226
	Glacier Bancorp, Inc.	260,874	4,098
	Zenith National Insurance Corp.	158,380	3,819
	R.L.I. Corp.	75,762	3,803
	Tower Group, Inc.	148,269	3,652
	Senior Housing Properties Trust REIT	251,650	3,528
	Susquehanna Bancshares, Inc.	364,342	3,399
	Hancock Holding Co.	101,256	3,167
	Old National Bancorp	280,293	3,131
	Whitney Holdings Corp.	270,708	3,100
	Franklin Street Properties Corp. REIT	250,563	3,082
	National Penn Bancshares Inc.	347,712	2,886
	NBT Bancorp, Inc.	130,800	2,831
	First Commonwealth Financial Corp.	316,336	2,806
	United Bankshares, Inc.	160,025	2,759
	Selective Insurance Group	222,702	2,708
*	Navigators Group, Inc.	55,920	2,638
	National Retail Properties REIT	166,424	2,636
	Delphi Financial Group, Inc.	174,938	2,355
	Brookline Bancorp, Inc.	247,137	2,348
	Financial Federal Corp.	109,442	2,318
	Community Bank System, Inc.	138,244	2,316
	Umpqua Holdings Corp.	254,216	2,303
	BioMed Realty Trust, Inc. REIT	339,960	2,302
	Safety Insurance Group, Inc.	68,727	2,136
	S & T Bancorp, Inc.	99,497	2,110
	United Fire & Casualty Co.	94,698	2,080
	Tanger Factory Outlet Centers, Inc. REIT	66,897	2,064
	Infinity Property & Casualty Corp.	60,288	2,046
	Sterling Bancshares, Inc.	308,957	2,021
	optionsXpress Holdings Inc.	175,963	2,001
	Extra Space Storage Inc. REIT	360,829	1,988
	Cash America International Inc.	124,239	1,946
	TrustCo Bank NY	320,660	1,930
	Mid-America Apartment Communities, Inc. REIT	59,781	1,843

	Bank Mutual Corp.	203,012	1,839
	SWS Group, Inc.	115,602	1,795
	First Midwest Bancorp, Inc.	205,573	1,766
*	Portfolio Recovery Associates, Inc.	65,016	1,745
*	Piper Jaffray Cos., Inc.	66,510	1,715
*	eHealth, Inc.	105,520	1,689
	PrivateBancorp, Inc.	116,130	1,679
*	First Cash Financial Services, Inc.	108,290	1,616
	Stewart Information Services Corp.	76,969	1,501
	EastGroup Properties, Inc. REIT	52,982	1,487
	First BanCorp Puerto Rico	319,914	1,363
	American Physicians Capital, Inc.	31,724	1,298
	First Financial Bancorp	134,641	1,283
	Wintrust Financial Corp.	100,070	1,231
	East West Bancorp, Inc.	268,709	1,228
*	Amerisafe Inc.	79,132	1,212
	Tompkins Trustco, Inc.	28,063	1,207
	Urstadt Biddle Properties Class A REIT	89,511	1,201
	Kilroy Realty Corp. REIT	69,380	1,193
*	World Acceptance Corp.	67,822	1,160
	Entertainment Properties Trust REIT	73,549	1,159
*	Forestar Real Estate Group, Inc.	151,288	1,157
	PS Business Parks, Inc. REIT	31,315	1,154
	Home Bancshares Inc.	55,954	1,117
	Dime Community Bancshares	110,506	1,037
	Independent Bank Corp. (MA)	68,679	1,013
	Provident Bankshares Corp.	141,021	994
	Boston Private Financial Holdings, Inc.	268,025	941
	Post Properties, Inc. REIT	92,566	939
	Sovran Self Storage, Inc. REIT	46,366	931
*	TradeStation Group, Inc.	134,611	888
	Inland Real Estate Corp. REIT	121,351	860
	LTC Properties, Inc. REIT	48,908	858
*	LaBranche & Co. Inc.	220,154	823
	DiamondRock Hospitality Co. REIT	190,440	764
	Sterling Bancorp	76,001	752
	Acadia Realty Trust REIT	69,609	739
	UCBH Holdings, Inc.	488,467	738
	United Community Banks, Inc.	173,384	721
	Presidential Life Corp.	91,107	710
	Central Pacific Financial Co.	120,877	677
	Medical Properties Trust Inc. REIT	165,383	604
	National Financial Partners Corp.	165,053	528
	LaSalle Hotel Properties REIT	86,631	506
	Columbia Banking System, Inc.	76,975	493
*	Guaranty Financial Group, Inc.	460,339	483
	Wilshire Bancorp Inc.	81,977	423
*	Rewards Network Inc.	115,404	404
	Sterling Financial Corp.	188,515	390
	Colonial Properties Trust REIT	101,918	388
	Lexington Realty Trust REIT	160,828	383
	The South Financial Group, Inc.	319,235	351
	Parkway Properties Inc. REIT	33,236	342
	Pennsylvania REIT	82,955	295
	Nara Bancorp, Inc.	93,239	274

	Frontier Financial Corp.	198,662	219
	Hanmi Financial Corp.	156,430	203
	Cascade Bancorp	119,724	195
	Independent Bank Corp. (MI)	80,798	189
	Kite Realty Group Trust REIT	73,958	181
*	Flagstar Bancorp, Inc.	235,866	177
	Cedar Shopping Centers, Inc. REIT	95,863	167
*	Irwin Financial Corp.	73,774	144
			190,525
Health Care (12.9%)
*	AMERIGROUP Corp.	225,335	6,206
*	Haemonetics Corp.	107,749	5,935
*	MEDNAX, Inc.	193,532	5,703
*	Magellan Health Services, Inc.	155,411	5,663
	Cooper Cos., Inc.	191,279	5,057
	West Pharmaceutical Services, Inc.	139,075	4,563
*	Cubist Pharmaceuticals, Inc.	243,744	3,988
*	Regeneron Pharmaceuticals, Inc.	267,795	3,712
	Chemed Corp.	95,158	3,702
*	PSS World Medical, Inc.	256,353	3,679
*	Dionex Corp.	75,241	3,555
*	HMS Holdings Corp.	107,672	3,542
*	American Medical Systems Holdings, Inc.	311,986	3,479
*	Centene Corp.	181,976	3,279
*	Catalyst Health Solutions, Inc.	163,111	3,233
*	Amedisys Inc.	115,429	3,173
	Meridian Bioscience Inc.	169,906	3,079
	Martek Biosciences Corp.	140,377	2,562
*	Eclipsys Corp.	237,339	2,407
*	PAREXEL International Corp.	242,429	2,359
*	Phase Forward Inc.	180,758	2,312
	Invacare Corp.	135,290	2,169
*	PharMerica Corp.	129,071	2,148
*	AmSurg Corp.	133,350	2,114
*	Integra LifeSciences Holdings	84,632	2,093
	Landauer, Inc.	39,299	1,992
*	Salix Pharmaceuticals, Ltd.	202,670	1,925
*	Greatbatch, Inc.	97,575	1,888
*	Gentiva Health Services, Inc.	121,697	1,850
*	CONMED Corp.	122,210	1,761
*	Healthspring, Inc.	209,116	1,750
*	ICU Medical, Inc.	54,460	1,749
	Analogic Corp.	54,285	1,738
*	ViroPharma Inc.	330,200	1,733
*	Abaxis, Inc.	92,099	1,588
*	Res-Care, Inc.	107,619	1,567
*	MWI Veterinary Supply Inc.	51,419	1,464
*	Merit Medical Systems, Inc.	118,836	1,451
*	Par Pharmaceutical Cos. Inc.	146,557	1,388
*	LHC Group Inc.	62,246	1,387
*	RehabCare Group, Inc.	77,784	1,356
*	Neogen Corp.	62,029	1,354
*	Odyssey Healthcare, Inc.	137,614	1,335
	Computer Programs and Systems, Inc.	39,404	1,311

*	Cyberonics, Inc.	97,613	1,295
*	Zoll Medical Corp.	89,362	1,283
*	Healthways, Inc.	142,361	1,248
*	Kendle International Inc.	56,058	1,175
*	inVentiv Health, Inc.	139,779	1,141
*	Molina Healthcare Inc.	58,933	1,121
*	SurModics, Inc.	61,320	1,119
*	Kensey Nash Corp.	48,863	1,039
*	Omnicell, Inc.	131,847	1,031
*	Bio-Reference Laboratories, Inc.	48,697	1,018
*	Natus Medical Inc.	117,578	1,001
*	Noven Pharmaceuticals, Inc.	104,979	995
*	Savient Pharmaceuticals Inc.	200,211	991
*	eResearch Technology, Inc.	182,443	960
*	Symmetry Medical Inc.	151,848	958
*	Cross Country Healthcare, Inc.	129,972	851
*	Air Methods Corp.	44,954	760
*	AMN Healthcare Services, Inc.	137,408	701
*	CorVel Corp.	33,471	677
*	CryoLife Inc.	119,394	618
*	MedCath Corp.	83,527	607
*	Enzo Biochem, Inc.	136,992	551
*	Palomar Medical Technologies, Inc.	75,740	550
*	Almost Family Inc.	26,856	513
*	ArQule, Inc.	118,940	492
*	Cambrex Corp.	119,806	273
*	Osteotech, Inc.	77,845	272
	LCA-Vision Inc.	77,900	227
*	Theragenics Corp.	150,858	184
			143,950
Industrials (17.6%)
*	Kirby Corp.	227,720	6,066
	CLARCOR Inc.	215,065	5,418
	Curtiss-Wright Corp.	191,210	5,363
*	Tetra Tech, Inc.	255,090	5,199
*	Gardner Denver Inc.	219,000	4,761
*	EMCOR Group, Inc.	277,286	4,761
*	ESCO Technologies Inc.	110,971	4,295
*	Moog Inc.	180,214	4,122
	Regal-Beloit Corp.	133,732	4,098
	Watsco, Inc.	120,048	4,085
*	Teledyne Technologies, Inc.	152,569	4,071
	Kaydon Corp.	142,834	3,904
	Acuity Brands, Inc.	171,448	3,864
	Brady Corp. Class A	217,758	3,839
	Valmont Industries, Inc.	74,315	3,731
	The Toro Co.	151,747	3,669
	Knight Transportation, Inc.	240,329	3,643
	Briggs & Stratton Corp.	210,842	3,479
	Mueller Industries Inc.	157,338	3,413
	Heartland Express, Inc.	227,628	3,371
	ABM Industries Inc.	188,166	3,086
	Skywest, Inc.	241,029	2,998
*	Orbital Sciences Corp.	241,800	2,875

*	Geo Group Inc.	216,178	2,864
	Simpson Manufacturing Co.	158,578	2,858
	Baldor Electric Co.	195,864	2,838
*	United Stationers, Inc.	100,341	2,818
*	Old Dominion Freight Line, Inc.	116,865	2,745
*	Hub Group, Inc.	159,901	2,718
	Healthcare Services Group, Inc.	180,850	2,707
	Triumph Group, Inc.	69,891	2,670
	Applied Industrial Technology, Inc.	153,121	2,583
*	Insituform Technologies Inc. Class A	162,924	2,548
*	Esterline Technologies Corp.	125,712	2,538
	Belden Inc.	197,259	2,468
	Actuant Corp.	237,838	2,457
	Watts Water Technologies, Inc.	124,409	2,433
	A.O. Smith Corp.	95,891	2,415
*	Sykes Enterprises, Inc.	140,763	2,341
*	Astec Industries, Inc.	83,919	2,201
	American Science & Engineering, Inc.	38,645	2,156
	Robbins & Myers, Inc.	138,890	2,107
*	AAR Corp.	162,819	2,042
	Arkansas Best Corp.	107,205	2,039
*	Ceradyne, Inc.	110,663	2,006
	Forward Air Corp.	122,025	1,981
	Administaff, Inc.	92,626	1,957
	Universal Forest Products, Inc.	71,269	1,897
	Barnes Group, Inc.	177,105	1,893
*	II-VI, Inc.	102,597	1,763
*	Mobile Mini, Inc.	148,770	1,714
	Cubic Corp.	65,511	1,659
*	Axsys Technologies, Inc.	39,219	1,649
	CIRCOR International, Inc.	71,676	1,614
*	Griffon Corp.	205,529	1,542
	G & K Services, Inc. Class A	79,754	1,508
*	TrueBlue, Inc.	181,840	1,500
*	EnPro Industries, Inc.	85,347	1,459
*	Stanley Inc.	56,358	1,431
*	AZZ Inc.	53,051	1,400
	Lindsay Manufacturing Co.	51,605	1,393
*	Aerovironment Inc.	65,772	1,375
	Kaman Corp. Class A	107,882	1,353
	Tredegar Corp.	81,191	1,326
	Apogee Enterprises, Inc.	117,991	1,296
	Heidrick & Struggles International, Inc.	68,653	1,218
	Viad Corp.	85,709	1,210
	John Bean Technologies Corp.	115,376	1,207
	Quanex Building Products Corp.	157,956	1,200
*	School Specialty, Inc.	67,423	1,186
	Applied Signal Technology, Inc.	55,036	1,113
	Albany International Corp.	113,190	1,024
*	ATC Technology Corp.	85,782	961
	Interface, Inc.	239,962	718
	Cascade Corp.	35,723	630
*	Consolidated Graphics, Inc.	47,027	598
	Gibraltar Industries Inc.	115,357	545
	CDI Corp.	54,079	526

	Standex International Corp.	52,545	483
*	GenCorp, Inc.	207,555	440
*	Spherion Corp.	198,619	413
	Vicor Corp.	83,746	410
*	On Assignment, Inc.	151,087	409
	Bowne & Co., Inc.	118,446	380
*	Volt Information Sciences Inc.	50,969	339
*	Magnatek, Inc.	133,016	239
	The Standard Register Co.	51,824	237
*	Lydall, Inc.	74,086	220
	Lawson Products, Inc.	17,914	218
*	C & D Technologies, Inc.	115,589	214
*	NCI Building Systems, Inc.	83,205	185
	Wabash National Corp.	129,555	159
			196,855
Information Technology (18.1%)
*	Varian Semiconductor Equipment Associates, Inc.	309,266	6,699
*	MICROS Systems, Inc.	341,437	6,402
*	Skyworks Solutions, Inc.	701,259	5,652
*	Informatica Corp.	369,441	4,899
*	CACI International, Inc.	127,173	4,641
*	CyberSource Corp.	292,217	4,328
*	j2 Global Communications, Inc.	186,240	4,077
*	Anixter International Inc.	126,047	3,993
*	Microsemi Corp.	342,974	3,979
*	Cypress Semiconductor Corp.	586,166	3,968
*	Synaptics Inc.	144,255	3,860
*	Arris Group Inc.	520,595	3,837
*	Tekelec	280,102	3,706
	Quality Systems, Inc.	76,759	3,473
*	Concur Technologies, Inc.	178,489	3,425
*	Benchmark Electronics, Inc.	275,566	3,086
*	MKS Instruments, Inc.	209,755	3,077
*	Wright Express Corp.	162,784	2,966
	MAXIMUS, Inc.	73,688	2,937
*	Progress Software Corp.	169,032	2,934
*	Comtech Telecommunications Corp.	115,252	2,855
*	Cymer, Inc.	125,603	2,796
	Take-Two Interactive Software, Inc.	327,952	2,738
*	EPIQ Systems, Inc.	151,034	2,723
*	Harmonic, Inc.	401,660	2,611
*	Hittite Microwave Corp.	80,577	2,514
*	FEI Co.	157,830	2,435
*	ViaSat, Inc.	115,484	2,404
*	Cabot Microelectronics Corp.	99,070	2,381
*	Plexus Corp.	166,687	2,304
*	Websense, Inc.	190,604	2,287
	Cognex Corp.	167,950	2,242
*	DealerTrack Holdings Inc.	168,748	2,211
*	SPSS, Inc.	77,186	2,194
	Blackbaud, Inc.	183,920	2,135
*	Intermec, Inc.	204,950	2,132
*	CSG Systems International, Inc.	148,723	2,124
*	ScanSource, Inc.	111,929	2,080

*	ATMI, Inc.	131,802	2,034
*	Blue Coat Systems, Inc.	165,334	1,986
*	Commvault Systems, Inc.	174,518	1,914
*	Neutral Tandem, Inc.	74,643	1,837
*	Tyler Technologies, Inc.	124,136	1,816
*	NETGEAR, Inc.	148,015	1,784
*	Manhattan Associates, Inc.	100,997	1,749
	Black Box Corp.	73,730	1,741
*	Standard Microsystem Corp.	93,564	1,740
	MTS Systems Corp.	71,070	1,617
*	SYNNEX Corp.	80,464	1,583
	United Online, Inc.	346,044	1,543
*	Taleo Corp. Class A	129,609	1,532
*	TriQuint Semiconductor, Inc.	617,024	1,524
	Park Electrochemical Corp.	86,817	1,500
*	Checkpoint Systems, Inc.	163,062	1,463
*	Diodes Inc.	137,729	1,461
*	Bankrate, Inc.	58,495	1,459
	Micrel, Inc.	195,185	1,374
*	JDA Software Group, Inc.	115,864	1,338
*	Forrester Research, Inc.	64,168	1,319
*	Supertex, Inc.	54,636	1,262
*	Rogers Corp.	65,883	1,244
*	Brooks Automation, Inc.	268,224	1,237
*	Ultratech, Inc.	98,646	1,232
*	Adaptec, Inc.	512,269	1,229
*	Avid Technology, Inc.	127,484	1,165
*	Exar Corp.	181,014	1,130
*	EMS Technologies, Inc.	63,897	1,116
*	Actel Corp.	107,968	1,093
*	TTM Technologies, Inc.	180,003	1,044
*	Advanced Energy Industries, Inc.	137,483	1,035
*	Littelfuse, Inc.	91,141	1,002
*	The Knot, Inc.	120,663	989
*	Epicor Software Corp.	252,773	963
*	FARO Technologies, Inc.	70,419	946
	Daktronics, Inc.	143,229	938
*	ComScore Inc.	77,114	932
*	Ebix, Inc.	37,305	927
*	Brightpoint, Inc.	216,495	927
*	Veeco Instruments, Inc.	135,507	904
*	THQ Inc.	282,141	858
*	Digi International, Inc.	106,821	819
*	Pericom Semiconductor Corp.	108,013	790
*	InfoSpace, Inc.	145,771	758
*	Perficient, Inc.	135,553	732
*	Novatel Wireless, Inc.	128,024	720
*	Stratasys, Inc.	85,594	708
	Cohu, Inc.	98,047	706
	Heartland Payment Systems, Inc.	103,647	685
*	Ciber, Inc.	249,309	681
*	Kulicke & Soffa Industries, Inc.	258,260	677
*	Electro Scientific Industries, Inc.	113,761	673
*	Newport Corp.	151,788	671
*	Kopin Corp.	285,365	662

	Bel Fuse, Inc. Class B	48,743	655
*	Symmetricom Inc.	186,175	652
*	Integral Systems, Inc.	72,883	627
*	Smith Micro Software, Inc.	116,896	611
*	Insight Enterprises, Inc.	195,101	597
*	RadiSys Corp.	97,560	591
	Methode Electronics, Inc. Class A	161,672	579
*	Mercury Computer Systems, Inc.	94,104	520
*	Radiant Systems, Inc.	117,327	517
	CTS Corp.	140,318	507
*	DSP Group Inc.	114,513	495
*	Intevac, Inc.	91,014	474
*	Network Equipment Technologies, Inc.	125,075	443
	Agilysys, Inc.	98,341	423
	Gevity HR, Inc.	99,543	393
*	Rudolph Technologies, Inc.	127,460	386
*	LoJack Corp.	73,112	331
	PC-Tel, Inc.	76,317	328
*	Tollgrade Communications, Inc.	54,855	318
	Technitrol, Inc.	172,645	295
*	Gerber Scientific, Inc.	105,980	253
*	Hutchinson Technology, Inc.	92,232	240
*	Catapult Communications Corp.	33,209	232
*	Phoenix Technologies Ltd.	125,393	203
	Keithley Instruments Inc.	53,393	181
*	Startek, Inc.	51,025	158
*	Sonic Solutions, Inc.	111,157	133
			202,016
Materials (3.9%)
	Eagle Materials, Inc.	184,840	4,482
	Rock-Tenn Co.	161,770	4,376
*	Calgon Carbon Corp.	228,948	3,244
	Texas Industries, Inc.	117,159	2,929
	H.B. Fuller Co.	205,468	2,671
*	OM Group, Inc.	129,075	2,494
	NewMarket Corp.	51,883	2,298
	Arch Chemicals, Inc.	104,804	1,987
	Balchem Corp.	76,793	1,930
	Deltic Timber Corp.	44,347	1,748
	A. Schulman Inc.	110,115	1,492
	AMCOL International Corp.	95,326	1,415
	Schweitzer-Mauduit International, Inc.	65,008	1,200
*	Brush Engineered Materials Inc.	85,396	1,184
*	RTI International Metals, Inc.	97,824	1,145
	American Vanguard Corp.	85,066	1,097
	Wausau Paper Corp.	205,090	1,079
	Zep, Inc.	91,548	937
*	PolyOne Corp.	391,536	904
	Stepan Co.	30,516	833
	Myers Industries, Inc.	120,990	743
	A.M. Castle & Co.	70,165	626
	Olympic Steel, Inc.	38,460	583
*	Headwaters Inc.	178,491	560
*	Century Aluminum Co.	234,395	495

*	Clearwater Paper Corp.	47,688	383
	Quaker Chemical Corp.	46,710	371
*	Buckeye Technology, Inc.	165,637	353
	Neenah Paper Inc.	61,205	222
	Penford Corp.	47,160	171
			43,952
Telecommunication Services (0.3%)
	Iowa Telecommunications Services Inc.	134,458	1,541
*	General Communication, Inc.	185,791	1,241
	FairPoint Communications, Inc.	380,396	297
			3,079
Utilities (6.1%)
	Atmos Energy Corp.	387,988	8,970
	Piedmont Natural Gas, Inc.	311,784	8,072
	New Jersey Resources Corp.	179,333	6,094
	Cleco Corp.	255,563	5,543
	Northwest Natural Gas Co.	112,220	4,873
	South Jersey Industries, Inc.	126,254	4,419
	UniSource Energy Corp.	151,096	4,260
	Southwest Gas Corp.	188,106	3,963
	The Laclede Group, Inc.	93,422	3,642
	Avista Corp.	231,579	3,191
	CH Energy Group, Inc.	66,554	3,121
	ALLETE, Inc.	116,070	3,098
*	El Paso Electric Co.	189,943	2,676
	American States Water Co.	72,879	2,647
	UIL Holdings Corp.	107,071	2,390
	Central Vermont Public Service Corp.		48,045	831
				67,790
Total Common Stocks (Cost $1,476,157)				1,119,069
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $4,985)	0.440%	4,984,725	4,985

Total Investments (100.6%) (Cost $1,481,142)				1,124,054
Other Assets and Liabilities-Net (-0.6%)				(6,694)
Net Assets (100%)				1,117,360

*		Non-income-producing security.
1		Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2009, the cost of investment securities for tax purposes was $1,481,142,000. Net unrealized depreciation of investment securities for tax purposes was $357,088,000, consisting of unrealized gains of $70,033,000 on securities that had risen in value since their purchase and $427,121,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Tax-Managed International Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.8%)
Australia (6.8%)
	BHP Billiton Ltd.	1,651,677	36,504
	Westpac Banking Corp., Ltd.	1,374,580	18,151
	Commonwealth Bank of Australia	736,666	17,685
	National Australia Bank Ltd.	937,564	13,088
	Australia & New Zealand Bank Group Ltd.	1,027,749	11,231
	Woolworths Ltd.	604,756	10,497
	Woodside Petroleum Ltd.	259,011	6,899
	CSL Ltd.	298,459	6,744
	Wesfarmers Ltd.	506,435	6,645
	QBE Insurance Group Ltd.	493,331	6,618
	Rio Tinto Ltd.	149,910	5,954
	Newcrest Mining Ltd.	240,393	5,534
	Telstra Corp. Ltd.	2,277,451	5,084
	Origin Energy Ltd.	470,410	4,840
	Santos Ltd.	335,459	3,948
	Foster's Group Ltd.	1,059,687	3,727
	AMP Ltd.	991,623	3,237
	Insurance Australia Group Ltd.	1,161,006	2,820
	Macquarie Group, Ltd.	149,459	2,814
	AGL Energy Ltd.	253,162	2,626
	Suncorp-Metway Ltd.	622,851	2,601
	Brambles Ltd.	754,409	2,517
	Transurban Group	685,641	2,227
	Australian Stock Exchange Ltd.	98,166	2,002
	Coca-Cola Amatil Ltd.	331,773	1,999
	Orica Ltd.	187,037	1,929
	Computershare Ltd.	286,015	1,744
	Sonic Healthcare Ltd.	214,147	1,650
	Toll Holdings Ltd.	370,973	1,614
	Amcor Ltd.	514,451	1,591
	Metcash Ltd.	530,328	1,494
	Tabcorp Holdings Ltd.	323,648	1,462
	Tatt's Group, Ltd.	693,782	1,335
	WorleyParsons Ltd.	101,048	1,274
	Cochlear Ltd.	36,516	1,273
	Lend Lease Corp.	259,188	1,177
	AXA Asia Pacific Holdings Ltd.	495,310	1,173
	Leighton Holdings Ltd.	86,000	1,153
	Incitec Pivot Ltd.	777,705	1,152
	Lion Nathan Ltd.	190,760	1,069
*	Fortescue Metals Group Ltd.	546,894	976
	Boral Ltd.	381,434	959
	Crown Ltd.	207,270	920
	Wesfarmers, Ltd. Price Protected Shares	62,780	830
	James Hardie Industries NV	279,262	817
	Qantas Airways Ltd.	674,284	815
	Goodman Fielder Ltd.	1,082,273	784
	BlueScope Steel Ltd.	433,772	778
	Sims Metal Management Ltd.	63,924	759

	Bendigo Bank Ltd.	127,889	727
	Harvey Norman Holdings Ltd.	405,631	724
	Alumina Ltd.	782,257	705
	CSR Ltd.	833,914	697
	John Fairfax Holdings Ltd.	931,504	659
	OneSteel Ltd.	352,921	555
	Perpetual Trustees Australia Ltd.	27,244	511
	Aristocrat Leisure Ltd.	210,249	501
	Nufarm Ltd.	56,055	442
	OZ Minerals Ltd.	1,025,514	396
	Billabong International Ltd.	65,746	388
	Macquarie Airports Group	297,349	375
	Caltex Australia Ltd.	53,341	331
	SP Ausnet	412,612	261
	Sims Metal Management Ltd.	3,072	37
			222,029
Austria (0.3%)
	OMV AG	85,300	2,854
	Telekom Austria AG	176,342	2,670
	Erste Bank der Oesterreichischen Sparkassen AG	94,325	1,598
	Oesterreichische Elektrizitaetswirtschafts AG Class A	41,081	1,559
	Raiffeisen International Bank-Holding AG	30,307	853
	Vienna Insurance Group	21,905	629
	Voestalpine AG	42,610	557
	Strabag SE	17,762	348
	Wienerberger AG	29,046	228
			11,296
Belgium (0.9%)
	Anheuser-Busch InBev NV	343,941	9,471
	Delhaize Group	56,715	3,680
	Belgacom SA	89,008	2,789
	Solvay SA	35,459	2,487
	Colruyt NV	10,270	2,355
	Fortis	1,041,331	1,903
	UCB SA	53,832	1,586
	KBC Bank & Verzekerings Holding	91,768	1,482
	Umicore	78,004	1,442
	Dexia	332,300	1,146
	Mobistar SA	15,395	972
			29,313
China (0.0%)
	Hopewell Highway Infrastructure Ltd.	25,700	15

Denmark (0.9%)
	Novo Nordisk A/S B Shares	223,488	10,715
*	Vestas Wind Systems A/S	95,557	4,198
	AP Moller-Maersk A/S B Shares	644	2,830
*	Danske Bank A/S	259,280	2,184
	Carlsberg A/S B Shares	43,671	1,793
	Novozymes A/S	17,474	1,264
*	Topdanmark A/S	9,820	967
	AP Moller-Maersk A/S A Shares	208	904
*	William Demant A/S	17,500	705
	Danisco A/S	18,079	542

	Coloplast A/S B Shares	8,800	541
	DSV A/S	69,850	513
	Trygvesta A/S	9,805	496
	FLS Industries A/S B Shares	19,188	489
*	Jyske Bank A/S	17,635	402
			28,543
Finland (1.3%)
	Nokia Oyj	1,881,107	22,000
	Fortum Oyj	227,519	4,334
	Sampo Oyj A Shares	236,650	3,489
	Kone Oyj	82,250	1,704
*	Neste Oil Oyj	96,894	1,288
	Wartsila Oyj B Shares	55,475	1,170
	UPM-Kymmene Oyj	202,661	1,170
	Nokian Renkaat Oyj	77,516	909
	Stora Enso Oyj R Shares	224,105	794
	Elisa Oyj Class A	52,643	767
	Metso Oyj	45,840	542
	Kesko Oyj	23,960	497
	Outokumpu Oyj A Shares	44,600	482
	Rautaruuki Oyj	29,370	470
	Orion Oyj	31,800	460
	Pohjola Bank PLC	78,047	459
	Sanoma Oyj	28,549	364
	Pohjola Bank PLC Rights Exp. 4/20/09	78,047	106
			41,005
France (10.7%)
	Total SA	1,036,942	51,276
	Sanofi-Aventis	511,825	28,724
	France Telecom SA	891,512	20,324
	Gaz de France	534,374	18,326
	BNP Paribas SA	400,013	16,503
	Vivendi SA	573,893	15,179
	Carrefour SA	309,741	12,083
	Groupe Danone	215,188	10,472
	Air Liquide SA	122,290	9,944
	Axa	757,854	9,096
	Societe Generale Class A	227,214	8,888
	ArcelorMittal (Amsterdam Shares)	428,077	8,734
	L'Oreal SA	119,087	8,187
	Vinci SA	208,286	7,733
	LVMH Louis Vuitton Moet Hennessy	119,914	7,525
	Schneider Electric SA	109,847	7,306
	Alstom	105,354	5,463
	Unibail Co.	37,235	5,269
	Cie. de St. Gobain SA	184,387	5,166
	Credit Agricole SA	441,137	4,867
	Pernod Ricard SA	82,658	4,607
	Bouygues SA	118,585	4,238
	Veolia Environnement	187,079	3,907
	Essilor International SA	100,213	3,872
	Electricite de France	93,049	3,649
	Accor SA	94,581	3,292
	Hermes International	25,824	3,004

	Lafarge SA	64,072	2,893
	Compagnie Generale des Etablissements Michelin SA	73,003	2,706
	Vallourec SA	26,707	2,476
	Pinault-Printemps-Redoute SA	38,014	2,437
	SES Global Fiduciary Depositary Receipts	120,151	2,293
	Cap Gemini SA	70,098	2,253
*	Alcatel-Lucent	1,204,736	2,252
*	Suez Environnement SA	136,699	2,010
	Renault SA	94,194	1,937
	European Aeronautic Defence and Space Co.	164,920	1,916
	Technip SA	52,838	1,863
	STMicroelectronics NV	353,228	1,768
	Thales SA	45,967	1,741
	Lagardere S.C.A.	60,816	1,707
	Publicis Groupe SA	65,406	1,677
	Sodexho Alliance SA	36,408	1,658
	Casino Guichard-Perrachon SA	23,004	1,497
	PSA Peugeot Citroen	78,051	1,476
	SCOR SA	66,863	1,374
	Dassault Systemes SA	33,905	1,317
	CNP Assurances	20,048	1,264
	Christian Dior SA	20,412	1,118
	Atos Origin SA	39,697	1,018
	Safran SA	102,404	953
*	Compagnie Generale de Geophysique SA	80,593	933
	Neopost SA	11,631	902
	Bureau Veritas SA	21,126	799
	Klepierre	44,398	780
	ICADE	10,815	766
	Air France	82,034	729
	Eutelsat Communications	33,097	703
	Valeo SA	46,135	675
	Eiffage SA	13,499	628
	Natixis	365,361	620
	Aeroports de Paris (ADP)	10,756	573
	Legrand SA	32,752	569
*	Iliad SA	5,778	539
	Societe des Autoroutes Paris-Rhin-Rhone	8,161	521
	Societe BIC SA	9,572	470
*	Biomerieux SA	5,747	449
	M6 Metropole Television	25,867	422
	Imerys SA	11,181	411
	Eramet SLN	1,846	407
	Ipsen Promesses	10,534	406
	PagesJaunes SA	46,770	395
	Zodiac SA	15,075	382
	Societe Television Francaise 1	44,592	349
	JCDecaux SA	24,839	281
	Wendel Investissement	9,644	255
	Gecina SA	5,710	219
			345,421
Germany (8.0%)
	E.On AG	925,360	25,664
	Siemens AG	422,686	24,131

	Allianz AG	220,716	18,475
	Bayer AG	372,253	17,785
	Deutsche Telekom AG	1,381,566	17,112
	RWE AG	216,900	15,190
	SAP AG	418,395	14,630
	BASF AG	450,325	13,609
	Volkswagen AG	43,358	13,315
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	100,725	12,265
	Daimler AG (Registered)	435,207	10,965
	Deutsche Bank AG	264,935	10,612
	Deutsche Boerse AG	96,045	5,762
	Linde AG	66,903	4,543
	Deutsche Post AG	418,664	4,511
	Bayerische Motoren Werke AG	149,933	4,325
	Fresenius Medical Care AG	95,627	3,711
	Adidas AG	99,283	3,295
	K&S AG	68,975	3,189
	ThyssenKrupp AG	180,554	3,150
	Volkswagen AG Pfd.	53,540	3,075
*	Merck KGaA	29,844	2,637
	Henkel AG & Co. KGaA	90,164	2,451
	Man AG	53,364	2,316
	Porsche AG	43,905	2,057
	Beiersdorf AG	44,959	2,014
	Metro AG	60,123	1,982
	Commerzbank AG	343,501	1,827
	Fresenius AG Pfd.	36,950	1,690
	Henkel KGaA	49,243	1,242
	Salzgitter AG	20,829	1,159
	Solarworld AG	47,588	970
	Deutsche Lufthansa AG	86,568	938
	RWE AG Pfd.	14,505	900
	Celesio AG	46,243	851
	Deutsche Postbank AG	50,171	795
	Hannover Rueckversicherung AG	21,665	690
*	Q-Cells AG	34,130	665
	Fraport AG	20,276	651
	TUI AG	113,700	606
	Puma AG	3,839	581
	GEA Group AG	54,505	580
	Hochtief AG	15,069	568
	Suedzucker AG	27,989	540
	Wacker Chemie AG	5,806	480
	Hamburger Hafen und Logistik AG	17,751	437
	Fresenius AS	10,129	384
*	United Internet AG	41,606	346
	Bayerische Motoren Werke (BMW)	19,971	343
	HeidelbergCement AG	9,190	301
			260,315
Greece (0.5%)
	National Bank of Greece SA ADR	986,247	3,038
	Greek Organization of Football Prognostics	103,442	2,734
	Hellenic Telecommunications Organization SA ADR	298,588	2,275
	Alpha Credit Bank SA	170,458	1,131

	Coca-Cola Hellenic Bottling Co. SA	73,240	1,053
	Marfin Financial Group SA	258,202	936
	Bank of Piraeus	137,967	917
	National Bank of Greece SA	59,899	910
	Public Power Corp.	41,890	760
	EFG Eurobank Ergasias	119,681	691
	Titan Cement Co. SA	22,380	477
	Hellenic Petroleum SA	43,410	415
	Hellenic Telecommunications Organization SA	21,242	318
			15,655
Hong Kong (2.3%)
	CLP Holdings Ltd.	1,039,432	7,142
	Sun Hung Kai Properties Ltd.	717,064	6,434
	Cheung Kong Holdings Ltd.	706,500	6,089
	Hutchison Whampoa Ltd.	1,064,512	5,226
	Hong Kong Exchanges & Clearing Ltd.	539,600	5,093
	Hong Kong Electric Holdings Ltd.	718,600	4,270
	Hang Seng Bank Ltd.	380,143	3,836
	Hong Kong & China Gas Co., Ltd.	2,053,433	3,237
	Li & Fung Ltd.	1,316,835	3,087
	Swire Pacific Ltd. A Shares	442,088	2,948
	Esprit Holdings Ltd.	562,472	2,870
	Hang Lung Properties Ltd.	1,169,810	2,752
	Henderson Land Development Co. Ltd.	639,006	2,437
	Wharf Holdings Ltd.	742,741	1,849
	Boc Hong Kong Holdings Ltd.	1,691,500	1,732
	Bank of East Asia Ltd.	867,463	1,676
	MTR Corp.	640,500	1,539
	Hang Lung Development Co., Ltd.	387,000	1,179
	Wheelock and Co. Ltd.	680,000	1,144
	Kerry Properties Ltd.	451,000	1,087
	New World Development Co., Ltd.	1,084,750	1,083
	Shangri-La Asia Ltd.	824,510	936
	Kingboard Chemical Holdings Ltd.	369,000	759
	Cheung Kong Infrastructure Holdings Ltd.	187,000	748
	Sino Land Co.	695,000	696
	Hopewell Holdings Ltd.	257,000	677
*	Foxconn International Holdings Ltd.	1,490,000	631
	Yue Yuen Industrial (Holdings) Ltd.	232,500	531
	Hysan Development Co., Ltd.	245,000	415
	Cathay Pacific Airways Ltd.	415,770	412
	Hutchison Telecommunications International Ltd.	1,298,000	406
	NWS Holdings Ltd.	274,000	370
	Wing Hang Bank Ltd.	72,500	348
	Television Broadcasts Ltd.	95,000	304
*	Pacific Basin Shipping Ltd.	542,000	247
	ASM Pacific Technology Ltd.	61,900	217
	Orient Overseas International Ltd.	69,300	172
	Hong Kong Aircraft & Engineering Co., Ltd.	19,600	169
	Lifestyle International Holdings, Ltd.	202,000	162
			74,910
Ireland (0.4%)
	CRH PLC	265,814	5,728
*	Elan Corp. PLC	267,920	1,816

*	CRH PLC Rights (Dublin Line) Exp. 4/9/09	74,576	1,625
	Kerry Group PLC A Shares	80,078	1,623
*	Ryanair Holdings PLC	132,767	508
	Anglo Irish Bank Corp. PLC	257,065	74
			11,374
Italy (3.4%)
	Eni SpA	1,267,917	24,550
	Intesa Sanpaolo SpA	3,813,138	10,488
	Enel SpA	2,144,133	10,282
	UniCredit SpA	5,923,096	9,749
	Assicurazioni Generali SpA	526,034	9,014
	Telecom Italia SpA	4,991,749	6,436
	Unione Di Banche Italiane ScpA	324,018	3,568
	Telecom Italia SpA RNC	3,026,763	3,078
	Fiat SpA	383,126	2,683
	Finmeccanica SpA	203,703	2,535
	Atlantia SpA	136,382	2,058
	Saipem SpA	115,543	2,056
	Terna SpA	638,151	1,986
*	Tenaris S.A.	189,160	1,923
	Mediobanca Banca di Credito Finanziaria SpA	225,971	1,915
	Parmalat SpA	921,610	1,897
	Snam Rete Gas SpA	332,244	1,783
	Banca Monte dei Paschi di Siena SpA	1,278,791	1,768
	Mediaset SpA	295,238	1,316
	Banco Popolare SpA	248,978	1,143
	Banca Popolare di Milano SpA	220,246	1,095
	Alleanza Assicurazioni SpA	158,983	896
	Banca Carige SpA	264,049	865
	Luxottica Group SpA	52,123	805
	A2A SpA	469,279	712
	Lottomatica SpA	40,423	665
	Fondiari-Sai SpA	54,850	641
	Intesa Sanpaolo SpA Non Convertible Risp.	327,189	616
	Italcementi SpA	53,872	545
	Pirelli & C. Accomandita per Azioni SpA	2,317,433	541
	ACEA SpA	40,659	486
	Autogrill SpA	70,206	404
	Mediolanum SpA	102,661	354
	Prysmian SpA	34,079	339
*	Exor SPA	31,504	318
	Saras SpA Raffinerie Sarde	118,381	310
	Unipol Gruppo Finanziario SpA	269,664	239
	Unipol Gruppo Finanziario SpA Pfd.	361,597	214
	Bulgari SpA	47,054	207
	Italcementi SpA Risp.	31,947	168
			110,648
Japan (24.6%)
	Toyota Motor Corp.	1,339,687	42,554
	Mitsubishi UFJ Financial Group	5,348,839	26,352
	Honda Motor Co., Ltd.	805,400	19,173
	Canon, Inc.	514,233	14,991
	Tokyo Electric Power Co.	593,970	14,845
	Nintendo Co.	48,600	14,217

Takeda Pharmaceutical Co. Ltd.	400,094	13,881
Sumitomo Mitsui Financial Group, Inc.	325,640	11,466
NTT DoCoMo, Inc.	7,787	10,609
Sony Corp.	499,400	10,330
Matsushita Electric Industrial Co., Ltd.	911,153	10,058
Shin-Etsu Chemical Co., Ltd.	201,200	9,885
Nippon Telegraph and Telephone Corp.	253,500	9,675
Mizuho Financial Group, Inc.	4,719,000	9,215
Seven and I Holdings Co., Ltd.	405,920	8,962
Mitsubishi Corp.	664,250	8,806
Mitsui & Co., Ltd.	855,000	8,710
East Japan Railway Co.	166,300	8,670
Millea Holdings, Inc.	342,000	8,423
Kansai Electric Power Co., Inc.	380,350	8,266
Astellas Pharma Inc.	239,214	7,403
Chubu Electric Power Co.	329,600	7,265
Nippon Steel Corp.	2,562,970	6,922
KDDI Corp.	1,446	6,809
Mitsubishi Estate Co., Ltd.	578,935	6,568
Fanuc Co., Ltd.	94,400	6,457
Nomura Holdings Inc.	1,201,500	6,095
Japan Tobacco, Inc.	2,227	5,953
JFE Holdings, Inc.	262,000	5,783
Daiichi Sankyo Co., Ltd.	332,763	5,595
Kyocera Corp.	80,900	5,400
Fuji Photo Film Co., Ltd.	239,600	5,274
Kao Corp.	262,401	5,120
Softbank Corp.	384,400	4,951
Sumitomo Corp.	567,100	4,928
Komatsu Ltd.	444,700	4,921
Mitsubishi Heavy Industries Ltd.	1,606,000	4,916
Tohoku Electric Power Co.	212,700	4,682
Mitsui Fudosan Co., Ltd.	416,000	4,563
Hitachi Ltd.	1,659,000	4,539
Mitsubishi Electric Corp.	980,000	4,454
Central Japan Railway Co.	789	4,449
Denso Corp.	219,500	4,437
Bridgestone Corp.	305,431	4,429
Kyushu Electric Power Co., Inc.	188,900	4,241
Kirin Brewery Co., Ltd.	393,000	4,198
Hoya Corp.	210,900	4,197
Murata Manufacturing Co., Ltd.	106,500	4,132
Ricoh Co.	339,000	4,099
Nissan Motor Co., Ltd.	1,125,800	4,069
Mitsui Sumitomo Insurance Group Holdings, Inc.	172,064	4,054
Toshiba Corp.	1,551,000	4,040
Tokyo Gas Co., Ltd.	1,144,000	4,013
Sharp Corp.	500,000	4,001
Keyence Corp.	20,808	3,937
Secom Co., Ltd.	105,800	3,917
Eisai Co., Ltd.	127,400	3,750
Itochu Corp.	758,000	3,740
Sumitomo Metal Industries Ltd.	1,818,000	3,690
Daikin Industries Ltd.	131,500	3,620
Kintetsu Corp.	845,190	3,514

	Fujitsu Ltd.	934,000	3,505
	Resona Holdings Inc.	255,500	3,445
	Nippon Oil Corp.	663,000	3,303
	Tokyo Electron Ltd.	88,100	3,300
	Terumo Corp.	87,700	3,258
	Sumitomo Electric Industries Ltd.	382,900	3,226
	Kubota Corp.	570,000	3,159
	Osaka Gas Co., Ltd.	988,000	3,093
	Inpex Holdings, Inc.	433	3,066
	Daiwa Securities Group Inc.	687,000	3,045
	Mitsui OSK Lines Ltd.	590,000	2,920
	SMC Corp.	29,600	2,885
	Hankyu Corp.	630,304	2,866
	Sumitomo Chemical Co.	830,000	2,853
	Sumitomo Trust & Banking Co., Ltd.	727,000	2,815
	Dai-Nippon Printing Co., Ltd.	303,000	2,793
	Shizuoka Bank Ltd.	307,000	2,784
	Sumitomo Metal Mining Co.	289,000	2,779
	Toray Industries, Inc.	688,000	2,774
	West Japan Railway Co.	867	2,749
	Fast Retailing Co., Ltd.	23,900	2,737
	Suzuki Motor Corp.	162,200	2,728
	Marubeni Corp.	863,000	2,718
	T & D Holdings, Inc.	110,040	2,680
	Asahi Glass Co., Ltd.	503,035	2,671
	Chugoku Electric Power Co., Ltd.	122,700	2,660
	NEC Corp.	976,400	2,656
	Shionogi & Co., Ltd.	153,000	2,637
	Bank of Yokohama Ltd.	612,000	2,624
	Shiseido Co., Ltd.	176,000	2,580
	Nidec Corp.	57,000	2,566
	Rohm Co., Ltd.	50,800	2,538
	Ajinomoto Co., Inc.	356,000	2,524
	Odakyu Electric Railway Co.	318,000	2,471
	Tokyu Corp.	587,000	2,466
	TDK Corp.	62,400	2,359
	Sompo Japan Insurance Inc.	438,000	2,296
	Sumitomo Realty & Development Co.	201,000	2,246
	Shikoku Electric Power	83,800	2,238
	Nippon Yusen Kabushiki Kaisha Co.	578,000	2,233
	Daiwa House Industry Co., Ltd.	274,000	2,227
	Aeon Co., Ltd.	331,773	2,193
	Mitsubishi Chemical Holdings Corp.	626,000	2,160
	Asahi Kasei Corp.	593,000	2,154
	Tobu Railway Co., Ltd.	422,000	2,141
	Asahi Breweries Ltd.	178,400	2,140
	Hokkaido Electric Power Co., Ltd.	105,900	2,129
*	Mitsubishi Motors Corp.	1,656,000	2,121
	Konica Minolta Holdings, Inc.	243,000	2,118
	Nikon Corp.	185,000	2,105
	Yahoo Japan Corp.	7,951	2,094
	NGK Insulators Ltd.	132,000	2,065
	Toppan Printing Co., Ltd.	296,000	2,032
	Chiba Bank Ltd.	404,000	2,014
	Electric Power Development Co., Ltd.	67,240	2,005

Olympus Corp.	121,000	1,975
Yamato Holdings Co., Ltd.	206,000	1,954
Ono Pharmaceutical Co., Ltd.	44,500	1,953
Chugai Pharmaceutical Co., Ltd.	114,400	1,949
Hokuriku Electric Power Co.	80,500	1,936
NTT Data Corp.	680	1,863
Yamada Denki Co., Ltd.	47,160	1,861
Keio Electric Railway Co., Ltd.	322,000	1,834
Kobe Steel Ltd.	1,402,000	1,813
Nippon Mining Holdings Inc.	451,000	1,808
Japan Steel Works Ltd.	189,513	1,807
OJI Paper Co., Ltd.	438,000	1,794
Joyo Bank Ltd.	377,000	1,748
Nitto Denko Corp.	85,400	1,748
Nipponkoa Insurance Co., Ltd.	299,000	1,731
Aisin Seiki Co., Ltd.	106,800	1,714
Sekisui House Ltd.	223,859	1,714
Hirose Electric Co., Ltd.	17,600	1,702
Ohbayashi Corp.	338,000	1,649
Mitsui Trust Holding Inc.	524,100	1,630
Kawasaki Heavy Industries Ltd.	803,000	1,612
Trend Micro Inc.	55,500	1,585
Mitsubishi Materials Corp.	581,000	1,583
Keihin Electric Express Railway Co., Ltd.	219,000	1,580
Ibiden Co., Ltd.	64,600	1,580
JS Group Corp.	138,912	1,571
TonenGeneral Sekiyu K.K.	160,000	1,568
Lawson Inc.	37,600	1,562
Oriental Land Co., Ltd.	24,000	1,529
Kuraray Co., Ltd.	178,000	1,528
Dentsu Inc.	99,400	1,527
Benesse Corp.	40,500	1,492
JGC Corp.	127,000	1,466
Bank of Kyoto Ltd.	171,000	1,452
Nippon Express Co., Ltd.	459,000	1,446
Rakuten, Inc.	2,992	1,440
Daito Trust Construction Co., Ltd.	41,900	1,413
Nissin Food Products Co., Ltd.	47,400	1,404
Toyo Seikan Kaisha Ltd.	94,900	1,401
Shimizu Corp.	329,000	1,377
Makita Corp.	60,000	1,370
Omron Corp.	112,300	1,332
The Hachijuni Bank Ltd.	226,600	1,322
Gunma Bank Ltd.	240,000	1,306
Tanabe Seiyaku Co., Ltd.	131,000	1,304
Nippon Electric Glass Co., Ltd.	181,500	1,287
Kyowa Hakko Kogyo Co.	149,000	1,271
Hokuhoku Financial Group, Inc.	692,100	1,270
Advantest Corp.	82,700	1,249
Sekisui Chemical Co.	246,000	1,229
Toyota Tsusho Corp.	124,493	1,217
JSR Corp.	103,300	1,215
Sankyo Co., Ltd.	27,700	1,211
Kajima Corp.	485,000	1,201
Nippon Paper Group, Inc.	48,500	1,181

	Uni-Charm Corp.	18,700	1,137
	The Iyo Bank, Ltd.	109,000	1,105
	Teijin Ltd.	502,000	1,097
	The Hiroshima Bank, Ltd.	281,200	1,078
	The Suruga Bank, Ltd.	129,000	1,076
	Fukuoka Financial Group, Inc.	348,800	1,074
	Meiji Dairies Corp.	262,000	1,068
	Sony Financial Holdings, Inc.	393	1,060
	Namco Bandai Holdings Inc.	105,200	1,056
	Yamaha Motor Co., Ltd.	117,600	1,055
	Matsushita Electric Works, Ltd.	144,000	1,054
	Casio Computer Co.	145,700	1,042
	Yamaha Corp.	105,400	1,037
	Mitsubishi Gas Chemical Co.	239,000	1,034
	Amada Co., Ltd.	190,000	1,015
	77 Bank Ltd.	202,000	1,008
	NSK Ltd.	257,000	998
	Sumco Corp.	66,460	990
	Kurita Water Industries Ltd.	50,700	987
	Kawasaki Kisen Kaisha Ltd.	313,000	984
	Sumitomo Heavy Industries Ltd.	291,000	982
	Furukawa Electric Co.	342,000	980
	Mitsui Chemicals, Inc.	397,000	972
	Taisei Corp.	506,000	970
	Nippon Sheet Glass Co., Ltd.	388,000	970
	SBI Holdings, Inc.	9,229	968
	Isetan Mitsukoshi Holdings Ltd.	124,340	962
*	Sanyo Electric Co., Ltd.	641,000	962
	Toho Gas Co., Ltd.	207,000	952
	Credit Saison Co., Ltd.	95,800	950
	All Nippon Airways Co., Ltd.	242,000	947
	Konami Corp.	62,000	943
	Nomura Research Institute, Ltd.	59,700	937
	Takashimaya Co.	158,860	921
	Seiko Epson Corp.	65,900	906
	Stanley Electric Co.	80,200	902
	The Nishi-Nippon City Bank, Ltd.	406,000	889
	Toho Co., Ltd.	62,400	876
	THK Co., Inc.	64,500	874
	Sega Sammy Holdings Inc.	97,388	864
	IHI Corp.	750,000	862
	Citizen Watch Co., Ltd.	208,800	857
	Nitori Co., Ltd.	15,250	854
	Hisamitsu Pharmaceutical Co. Inc.	26,700	825
	JTEKT Corp.	116,200	821
	Taiheiyo Cement Corp.	549,000	809
	Santen Pharmaceutical Co., Ltd.	28,700	800
	The Chugoku Bank, Ltd.	62,000	795
	Nisshin Steel Co.	464,000	787
	Shimano, Inc.	25,300	770
	Acom Co., Ltd.	26,990	767
	Tokyu Land Corp.	273,000	761
	Yamaguchi Financial Group, Inc.	79,000	749
	Marui Co., Ltd.	138,100	742
	Fuji Heavy Industries Ltd.	223,000	742

	Showa Denko K.K.	591,000	735
	Nisshin Seifun Group Inc.	67,900	732
	NTN Corp.	257,000	729
	Shinko Securities Co., Ltd.	368,000	726
	Dowa Mining Co., Ltd.	192,000	726
	Nippon Meat Packers, Inc.	69,000	725
	Toto Ltd.	142,000	718
	Toyo Suisan Kaisha, Ltd.	34,000	702
	Aioi Insurance Co., Ltd.	178,000	693
	Nippon Sanso Corp.	105,000	693
	FamilyMart Co., Ltd.	22,700	691
	Showa Shell Sekiyu K.K.	75,200	691
	Cosmo Oil Co., Ltd.	225,000	685
*	Japan Airlines System Co.	337,000	684
	Ube Industries Ltd.	372,000	681
	Susuken Co., Ltd.	25,660	673
	J. Front Retailing Co., Ltd.	189,200	658
	Yakult Honsha Co., Ltd.	36,400	651
	Jupiter Telecommunications Co., Ltd.	971	649
	Kamigumi Co., Ltd.	97,000	646
	Brother Industries Ltd.	86,100	638
	Idemitsu Kosan Co. Ltd.	8,409	635
	Daihatsu Motor Co., Ltd.	77,000	609
	Ushio Inc.	43,000	608
	Shimadzu Corp.	93,000	600
	Shinsei Bank, Ltd.	578,014	587
	Mitsubishi Rayon Co., Ltd.	304,000	587
	Uny Co., Ltd.	74,000	587
	Isuzu Motors Ltd.	474,000	582
	Tsumura & Co.	22,400	580
	Mazda Motor Corp.	341,000	578
	NGK Spark Plug Co.	67,000	570
	Mediceo Paltac Holdings Co., Ltd.	53,400	570
	Yokogawa Electric Corp.	138,200	561
	Sapporo Hokuyo Holdings, Inc.	193,000	547
	Sojitz Holdings Corp.	454,600	546
	Leopalace21 Corp.	89,600	536
	Kaneka Corp.	108,000	534
	Oracle Corp. Japan	14,000	532
	Promise Co., Ltd.	33,367	528
	Keisei Electric Railway Co., Ltd.	103,000	519
	Mitsui Mining & Smelting Co., Ltd.	311,000	517
	Yamazaki Baking Co., Ltd.	48,000	517
	Mizuho Trust & Banking Co., Ltd.	552,000	515
	Tokuyama Corp.	80,000	514
	Hitachi Construction Machinery Co.	37,900	500
	Mitsubishi UFJ Lease & Finance Company Ltd.	23,460	500
	Tokyo Tatemono Co., Ltd.	191,000	496
	Fuji Electric Holdings Co., Ltd.	410,000	489
	Sumitomo Rubber Industries Ltd.	71,000	476
	Kikkoman Corp.	56,000	472
	Minebea Co., Ltd.	125,000	460
	Dai Nippon Pharmaceutical Co., Ltd.	55,000	459
	Mabuchi Motor Co.	10,900	444
	Square Enix Co., Ltd.	23,400	444

	Toyoda Gosei Co., Ltd.	28,700	439
	Haseko Corp.	930,922	439
	Shimamura Co., Ltd.	8,200	439
	Hitachi Chemical Co., Ltd.	36,000	435
	Kansai Paint Co., Ltd.	77,000	431
	Nissan Chemical Industries, Ltd.	51,000	430
	Nisshinbo Industries, Inc.	45,000	429
*	Elpida Memory Inc.	60,100	424
	NOK Corp.	48,200	415
	Daicel Chemical Industries Ltd.	112,000	404
	Mitsubishi Logistics Corp.	41,000	403
	Hakuhodo DY Holdings Inc.	9,260	398
	Sapporo Holdings Ltd.	104,000	398
	Kinden Corp.	48,000	392
	Alfresa Holdings Corp.	10,700	392
	Mitsumi Electric Co., Ltd.	26,600	389
	Asics Corp.	55,596	388
	USS Co., Ltd.	8,810	386
	Takefuji Corp.	80,270	380
	Hitachi Metals Ltd.	53,000	377
	Mitsui Engineering & Shipbuilding Co., Ltd.	223,000	377
	Tokyo Steel Manufacturing Co.	36,900	372
	Coca-Cola West Japan Co., Ltd.	23,200	371
	Yaskawa Electric Corp.	83,000	363
	Canon Sales Co. Inc.	25,600	361
	Hitachi High-Technologies Corp.	24,451	347
	Ito En, Ltd.	28,100	345
	Nomura Real Estate Holdings Inc.	22,600	345
	Aeon Credit Service Co. Ltd.	37,510	343
	DeNA Co., Ltd.	101	332
	AEON Mall Co., Ltd.	25,500	328
	Maruichi Steel Tube Ltd.	15,100	325
	Tosoh Corp.	162,000	309
	Obic Co., Ltd.	2,450	309
	Denki Kagaku Kogyo K.K.	168,000	305
	Dai-Nippon Ink & Chemicals, Inc.	205,000	301
	Toyota Boshoku Corp.	28,400	296
	Onward Kashiyama Co., Ltd.	42,000	278
	Yamato Kogyo Co., Ltd.	12,700	274
	Matsui Securities Co., Ltd.	40,100	263
	NHK Spring Co.	72,000	262
	Fuji Television Network, Inc.	228	256
	JAFCO Co., Ltd.	14,200	256
	Shinko Electric Industries Co., Ltd.	25,173	242
	Daido Steel Co., Ltd.	97,000	242
	Aozora Bank, Ltd.	217,000	240
	Dowa Fire & Marine Insurance Co.	59,000	227
	Tokyo Broadcasting System Holdings, Inc.	16,200	214
	Itochu Techno-Science Corp.	9,900	207
	Alps Electric Co., Ltd.	55,000	190
	Otsuka Corp.	4,860	182
	ABC-Mart Inc.	8,600	164
	Hikari Tsushin, Inc.	8,500	162
	Hino Motors, Ltd.	69,000	152
	Osaka Titanium Technologies Co.	4,514	118

*	NEC Electronics Corp.	12,100	74
*	Dowa Mining Co., Ltd. Rights Exp. 1/29/10	32,000	6
			798,695
Netherlands (2.4%)
	Unilever NV	808,461	15,928
	Koninklijke KPN NV	864,521	11,542
	Koninklijke (Royal) Philips Electronics NV	479,478	7,097
	Koninklijke Ahold NV	606,571	6,644
	ING Groep NV	1,013,053	5,551
	Akzo Nobel NV	121,284	4,593
	ASML Holding NV	226,717	3,992
	Reed Elsevier NV	292,097	3,126
	TNT NV	181,147	3,105
	Aegon NV	752,931	2,919
	Heineken NV	102,016	2,898
	Koninklijke DSM NV	69,724	1,835
	Wolters Kluwer NV	107,974	1,750
*	Qiagen NV	85,307	1,359
	Randstad Holding NV	62,735	1,064
	Heineken Holding NV	41,739	1,012
	Corio NV	17,540	725
	SBM Offshore NV	53,864	716
	Fugro NV	21,855	694
	Koninklijke Boskalis Westminster NV	20,103	404
	SNS REAAL	52,247	184
			77,138
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	1,293,020	1,685
	Fletcher Building Ltd.	255,139	873
	Auckland International Airport Ltd.	339,082	331
	Contact Energy Ltd.	99,329	324
	Sky City Entertainment Group Ltd.	159,590	256
			3,469
Norway (0.7%)
	StatoilHydro ASA	631,891	11,058
	Orkla ASA	434,189	2,979
	Telenor ASA	433,726	2,479
	Yara International ASA	98,752	2,157
	Seadrill Ltd.	155,659	1,505
	Norsk Hydro ASA	365,440	1,375
	DnB NOR ASA	275,480	1,236
	Aker Solutions ASA	101,245	654
*	Renewable Energy Corp. AS	50,174	434
	Frontline Ltd.	18,850	335
			24,212
Portugal (0.3%)
	Electricidade de Portugal SA	937,531	3,250
	Portugal Telecom SGPS SA	316,813	2,448
*	Banco Comercial Portugues SA	1,380,024	1,132
	Galp Energia, SGPS, SA B shares	70,963	845
	Brisa-Auto Estradas de Portugal SA	112,059	777
*	EDP Renovaveis SA	77,619	634
	Cimpor-Cimento de Portugal SA	93,846	467
	Jeronimo Martins, SGPS, SA	77,037	379

	Banco Espirito Santo SA	82,684	323
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	56,073	298
*	Banco Espirito Santo, SA Rights Exp. 4/7/09	82,684	132
			10,685
Singapore (1.2%)
	Singapore Telecommunications Ltd.	4,056,290	6,761
	DBS Group Holdings Ltd.	902,123	5,029
	Oversea-Chinese Banking Corp., Ltd.	1,338,300	4,266
	United Overseas Bank Ltd.	659,504	4,230
	Capitaland Ltd.	1,570,000	2,407
	Singapore Airlines Ltd.	289,710	1,911
	Keppel Corp., Ltd.	570,276	1,884
	Singapore Exchange Ltd.	487,000	1,636
	Singapore Press Holdings Ltd.	885,250	1,473
	ComfortDelGro Corp. Ltd.	1,264,000	1,132
	Fraser & Neave Ltd.	609,650	1,016
	Singapore Technologies Engineering Ltd.	500,906	812
	City Developments Ltd.	192,000	646
	Wilmar International Ltd.	298,000	624
	Sembcorp Industries Ltd.	354,660	550
*	Genting International PLC	1,395,000	482
	Noble Group Ltd.	551,200	431
	Jardine Cycle N Carriage Ltd.	50,037	391
	Olam International Ltd.	398,200	384
	Golden Agri-Resources Ltd.	2,063,360	374
	SembCorp Marine Ltd.	286,600	341
	Parkway Holdings Ltd.	395,760	302
	United Overseas Land Ltd.	238,750	294
	Cosco Corp. Singapore Ltd.	307,000	166
	Neptune Orient Lines Ltd.	191,000	149
			37,691
Spain (4.3%)
	Telefonica SA	2,059,369	41,067
	Banco Santander SA	3,941,920	27,179
	Banco Bilbao Vizcaya Argentaria SA	1,763,812	14,316
	Iberdrola SA	1,712,257	12,013
	Repsol YPF SA	366,179	6,318
	Union Fenosa, SA	184,723	4,414
	Industria de Diseno Textil SA	100,394	3,912
	ACS, Actividades de Contruccion y Servisios, SA	80,561	3,342
	Banco Popular Espanol SA	418,402	2,649
	Abertis Infraestructuras SA	143,742	2,247
	Red Electrica de Espana SA	56,191	2,195
	Banco de Sabadell SA	417,237	2,094
	Gas Natural SDG SA	114,153	1,563
	Acciona SA	14,572	1,499
*	Iberdrola Renovables	343,367	1,422
	Gamesa Corporacion Tecnologica SA	110,846	1,422
	Bankinter SA	104,697	1,108
	Criteria Caixacorp SA	327,675	1,057
	Acerinox SA	90,597	1,055
	Indra Sistemas, SA	50,257	969
	Enagas SA	68,432	969
	Grupo Ferrovial SA	42,328	903

	Zardoya Otis SA	47,068	860
	Fomento de Construc y Contra SA	25,909	793
	Grifols SA	50,456	727
	Cintra Concesiones de Infraestructuras de Transport SA	157,667	705
	Banco de Valencia SA	77,596	644
	Mapfre SA	255,599	560
	Iberia (Linea Aerea Espana)	166,184	348
	Banco Santander SA ADR	41,998	290
	Gestevision Telecinco SA	37,869	262
	Sacyr Vallehermoso SA	25,471	196
*	Mapfre SA Rights Exp. 4/1/09	255,599	3
			139,101
Sweden (2.2%)
	Telefonaktiebolaget LM Ericsson AB Class B	1,467,263	11,863
	Hennes & Mauritz AB B Shares	253,696	9,511
	TeliaSonera AB	1,126,497	5,418
*	Nordea Bank AB	984,949	4,901
	Svenska Handelsbanken AB A Shares	257,870	3,644
	Sandvik AB	583,016	3,340
	Volvo AB B Shares	606,850	3,220
	Atlas Copco AB A Shares	393,114	2,952
	SKF AB B Shares	239,680	2,075
	Svenska Cellulosa AB B Shares	251,330	1,908
*	Skandinaviska Enskilda Banken AB Rights Exp. 4/8/09	594,052	1,836
	Atlas Copco AB B Shares	256,380	1,745
	Securitas AB B Shares	215,240	1,571
	Alfa Laval AB	207,700	1,571
	Swedish Match AB	105,231	1,522
*	Nordea Bank AB Rights Exp. 4/3/09	11,896,214	1,360
	Electrolux AB Series B	173,136	1,355
	Skanska AB B Shares	142,268	1,228
	Assa Abloy AB	118,200	1,106
	Scania AB B Shares	135,086	1,099
	SSAB Svenskt Stal AB Series A	119,389	1,015
	Millicom International Cellular SA	26,214	981
	Tele2 AB B Shares	114,438	965
	Getinge AB B Shares	93,400	905
	Volvo AB A Shares	161,600	859
	Skandinaviska Enskilda Banken AB A Shares	270,024	848
	Holmen AB	42,896	713
	Swedbank AB A Shares	135,900	453
	Husqvarna AB B Shares	98,136	396
*	Lundin Petroleum AB	69,500	377
	Modern Times Group AB B Shares	16,750	285
	SSAB Svenskt Stal AB Series B	25,908	205
*	Husqvarna AB Rights Exp. 4/16/09	49,068	197
			71,424
Switzerland (8.2%)
	Nestle SA (Registered)	1,861,475	62,889
	Roche Holdings AG	341,670	46,894
	Novartis AG (Registered)	1,157,021	43,774
	Credit Suisse Group (Registered)	532,453	16,212
	ABB Ltd.	1,093,857	15,256
*	UBS AG	1,456,410	13,654

	Zurich Financial Services AG	71,033	11,226
	Syngenta AG	48,158	9,680
	Compagnie Financiere Richemont SA	273,918	4,277
	Holcim Ltd. (Registered)	101,744	3,624
	Swisscom AG	11,977	3,363
	Synthes, Inc.	27,458	3,059
	Swiss Re (Registered)	169,621	2,771
	Lonza AG (Registered)	24,847	2,455
	Julius Baer Holding, Ltd.	95,233	2,340
	SGS Societe Generale de Surveillance Holding SA (Registered)	2,159	2,266
*	Actelion Ltd.	45,653	2,083
	Swatch Group AG (Bearer)	16,386	1,976
*	Givaudan SA	2,919	1,511
	Adecco SA (Registered)	47,073	1,471
	Swiss Life Holding	19,945	1,375
	Geberit AG	15,159	1,362
	Nobel Biocare Holding AG	78,474	1,340
	Schindler Holding AG (Bearer Participation Certificates)	27,618	1,304
	Baloise Holdings AG	18,942	1,211
	Kuehne & Nagel International AG	20,461	1,194
	Sonova Holding AG	17,805	1,075
	Swatch Group AG (Registered)	42,173	1,030
	Sulzer AG (Registered)	15,076	778
	Lindt & Spruengli AG Regular	43	699
*	Logitech International SA	64,295	665
	Straumann Holding AG	3,192	494
	BKW FMB Energie AG	5,746	414
	Lindt & Spruengli AG	305	408
*	Aryzta AG (Switzerland Shares)	14,834	354
*	Aryzta AG (Ireland Shares)	14,448	338
	EFG International	21,888	163
			264,985
United Kingdom (20.3%)
	BP PLC	9,101,646	61,030
	Vodafone Group PLC	25,504,560	44,466
	GlaxoSmithKline PLC	2,528,012	39,373
	HSBC Holdings PLC	5,906,454	32,884
	Royal Dutch Shell PLC Class A	1,376,402	30,942
	Royal Dutch Shell PLC Class B	1,312,230	28,547
	AstraZeneca Group PLC	704,671	24,956
	BG Group PLC	1,633,254	24,637
	British American Tobacco PLC	923,127	21,325
	BHP Billiton PLC	1,075,939	21,223
	Tesco PLC	3,829,864	18,298
	Rio Tinto PLC	487,270	16,361
	Diageo PLC	1,220,185	13,626
	Unilever PLC	626,766	11,852
	Standard Chartered PLC	925,716	11,495
	Imperial Tobacco Group PLC	496,087	11,141
	Reckitt Benckiser Group PLC	293,966	11,029
	Anglo American PLC	642,803	10,946
	National Grid Transco PLC	1,187,720	9,122
	Barclays PLC	4,044,411	8,587
	BAE Systems PLC	1,729,096	8,293

	Centrica PLC	2,495,833	8,147
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	348,234	7,769
	Scottish & Southern Energy PLC	434,807	6,909
	SABMiller PLC	447,280	6,650
	Xstrata PLC	929,470	6,235
	Prudential PLC	1,237,813	6,001
*	HSBC Holdings PLC Rights Exp. 04/03/2009	2,414,858	4,886
	Lloyds Banking Group PLC	4,618,408	4,676
	Cadbury PLC	616,493	4,650
	BT Group PLC	3,818,740	4,260
	Tullow Oil PLC	365,646	4,204
	Morrison Supermarkets PLC	1,118,695	4,096
	Aviva PLC	1,320,668	4,095
	Pearson PLC	399,662	4,019
	Reed Elsevier PLC	551,393	3,953
	Rolls-Royce Group PLC	917,444	3,865
	Compass Group PLC	835,462	3,821
	British Sky Broadcasting Group PLC	567,938	3,525
	Marks & Spencer Group PLC	786,846	3,336
	Shire Ltd.	263,742	3,230
	Experian Group Ltd.	509,186	3,184
*	WPP PLC	558,801	3,143
	Royal Bank of Scotland Group PLC	8,683,137	3,060
	Capita Group PLC	306,897	2,985
	Royal & Sun Alliance Insurance Group PLC	1,532,324	2,857
	Smith & Nephew PLC	438,285	2,728
	Man Group PLC	861,120	2,699
	Kingfisher PLC	1,200,113	2,572
	Land Securities Group PLC	380,769	2,386
	United Utilities Group PLC	340,867	2,363
	International Power PLC	773,486	2,336
	Standard Life PLC	973,624	2,319
	Cable and Wireless PLC	1,145,434	2,291
	British Land Co., PLC	431,594	2,230
	J. Sainsbury PLC	482,408	2,162
	Thomson Reuters PLC	91,002	2,032
	Next PLC	101,224	1,921
	Old Mutual PLC	2,567,722	1,912
	Legal & General Group PLC	3,092,305	1,904
	Carnival PLC	83,631	1,899
	Smiths Group PLC	197,031	1,889
*	Cairn Energy PLC	60,514	1,887
*	Autonomy Corp.PLC	97,644	1,823
	Severn Trent PLC	119,866	1,701
	Johnson Matthey PLC	110,464	1,670
	The Sage Group PLC	680,529	1,649
	Group 4 Securicor PLC	576,340	1,601
	Associated British Foods PLC	161,913	1,486
	Cobham PLC	589,707	1,451
	Bunzl PLC	170,800	1,338
	Hammerson PLC	355,261	1,296
	Rexam PLC	333,772	1,290
	Antofagasta PLC	177,318	1,283
	Home Retail Group	395,260	1,273
	Lonmin PLC	60,809	1,243

	Friends Provident PLC	1,234,076	1,224
	Amec PLC	156,338	1,194
	ICAP PLC	273,098	1,189
	Serco Group PLC	219,421	1,150
	Wolseley PLC	343,822	1,135
	Drax Group PLC	152,747	1,131
	Tate & Lyle PLC	252,119	940
	Burberry Group PLC	231,079	932
	Admiral Group PLC	70,128	858
	Balfour Beatty PLC	178,022	835
	Thomas Cook Group PLC	242,036	833
	Tomkins PLC	476,954	828
	3i Group PLC	208,327	811
	Schroders PLC	70,906	804
	Whitbread PLC	70,782	799
	Hays PLC	753,179	786
*	Invensys PLC	327,283	779
	United Business Media Ltd.	125,378	765
	LogicaCMG PLC	792,681	723
	InterContinental Hotels Group PLC	94,498	717
	Eurasian Natural Resources Corp.	110,794	717
	FirstGroup PLC	183,682	705
	IMI PLC	181,002	704
	Investec PLC	166,926	699
	Ladbrokes PLC	253,326	665
	TUI Travel PLC	202,527	665
	Daily Mail and General Trust PLC	170,752	572
	Liberty International PLC	99,860	557
	British Airways PLC	269,986	544
	London Stock Exchange PLC	64,194	519
	ITV PLC	1,834,333	500
	Vedanta Resources PLC	49,590	481
	Meggitt PLC	234,929	432
*	The Berkeley Group Holdings PLC	28,658	364
	Stagecoach Group PLC	192,527	331
	Kazakhmys PLC	56,488	301
	Carphone Warehouse PLC	143,241	257
*	Segro PLC Rights Exp. 4/6/09	2,105,964	145
	Segro PLC	175,497	57
			657,971
Total Common Stocks (Cost $4,669,129)			3,235,895

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $152)	0.440%	152,276	152

Total Investments (99.8%) (Cost $4,669,281)				3,236,047
Other Assets and Liabilities-Net (0.2%)				6,063
Net Assets (100%)				3,242,110

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At March 31, 2009, the cost of investment securities for tax purposes was $4,669,335,000. Net unrealized depreciation of investment securities for tax purposes was $1,433,288,000, consisting of unrealized gains of $35,783,000 on securities that had risen in value since their purchase and $1,469,071,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	5,792
Level 2- Other significant observable inputs	3,230,255
Level 3- Significant unobservable inputs	-
Total	3,236,047

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.